N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

THE INTEGRITY FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2021

Item 1. Report to Shareholders

THE INTEGRITY FUNDS

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity ESG Growth & Income Fund

Integrity High Income Fund

Integrity Mid-North American Resources Fund

Integrity Short Term Government Fund

Semi-Annual Report | January 31, 2021

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 64106
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 151 N. Franklin Street, Suite 575 Chicago, IL 60606

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

INTEGRITY DIVIDEND HARVEST FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Dividend Harvest Fund (the “Fund”) for the six-months ended January 31, 2021 (the “Period”). The Fund’s portfolio and related financial statements are presented within for your review.

The Period saw the S&P 500 TR Index (“S&P”) return 14.47%. During the Period, the market continued to climb as the unparalleled stimulus and speed of the economic recovery boosted investor expectations. The expedited response to the Coronavirus by the U.S. Government and the Federal Reserve, who made fiscal and monetary moves the likes of which haven’t been seen since the Great Recession, instilled confidence in investors. Although multiple vaccines had been granted approval near the end of 2020, the virus had not disappeared by the end of the Period, and it is yet to be seen what moves will be necessary going forward.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was still at a 50-year low of 3.5% in February 2020, before the effects of the Coronavirus economic shutdown took hold. The unemployment rate spiked to 14.8% in April 2020, but has been steadily declining since then. The Period ended with an unemployment rate of 6.3% as businesses began to re-open.

The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. The FOMC has remained dovish and signaled it intends to keep rates near 0% in the near term. The Committee published updated guidance on their goals and will aim to achieve inflation moderately above 2% for some time so that inflation averages 2% over time and longer-term inflation expectations remain well anchored at 2%.

During the Period, the Financials sector performed best with earnings surprising to the upside. While some financial firms give credit to higher-than-expected trading revenues, many of the biggest banks have said lower-than-expected loan defaults are allowing them to reverse expenses charged earlier in 2020 as loan loss reserves. Real Estate, Utilities, and Consumer Staples lagged in the risk-on market environment.

The Fund’s total returns for Class A, C, and I shares were 7.81%*, 7.46%*, and 8.03%*, respectively, for the six-months ended January 31, 2021 while the S&P gained 14.47%. The Fund is in the Morningstar Large Value category which returned 16.83% over the same time Period. The Fund underperformed its Morningstar category and the S&P. The Fund’s underperformance relative to the S&P was primarily driven by stock selection in Communication Services and overweight allocations to Consumer Staples and Utilities. Aiding relative performance was stock selection in Financials.

The Fund seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. The Portfolio Management Team (the “Team”) considers dividend yield, dividend growth rate, earnings growth, price-to-earnings multiples, and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because we believe that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than appreciation.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY DIVIDEND HARVEST FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-1.40%	3.71%	8.46%	N/A	9.30%
Class A With sales charge (5.00%)	-6.35%	1.96%	7.36%	N/A	8.66%
Class C Without CDSC	-2.10%	2.96%	7.68%	N/A	7.16%
Class C With CDSC (1.00%)	-3.04%	2.96%	7.68%	N/A	7.16%
Class I Without sales charge	-1.06%	4.00%	N/A	N/A	6.48%
* May 1, 2012 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.50%, 2.25%, and 1.25% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY ENERGIZED DIVIDEND FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Energized Dividend Fund (the “Fund”) for the six-months ended January 31, 2021 (the “Period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Review

The Period saw the S&P 500 TR Index (“S&P”) return 14.47%. During the Period, the market continued to climb as the unparalleled stimulus and speed of the economic recovery boosted investor expectations. The expedited response to the Coronavirus by the U.S. Government and the Federal Reserve, who made fiscal and monetary moves the likes of which haven’t been seen since the Great Recession, instilled confidence in investors. Although multiple vaccines had been granted approval near the end of 2020, the virus had not disappeared by the end of the Period, and it is yet to be seen what moves will be necessary going forward.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was still at a 50-year low of 3.5% in February 2020, before the effects of the Coronavirus economic shutdown took hold. The unemployment rate spiked to 14.8% in April 2020, but has been steadily declining since then. The Period ended with an unemployment rate of 6.3% as businesses began to re-open.

The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. The FOMC has remained dovish and signaled it intends to keep rates near 0% in the near term. The Committee published updated guidance on their goals and will aim to achieve inflation moderately above 2% for some time so that inflation averages 2% over time and longer-term inflation expectations remain well anchored at 2%.

During the Period, the Financials sector performed best with earnings surprising to the upside. While some financial firms give credit to higher-than-expected trading revenues, many of the biggest banks have said lower-than-expected loan defaults are allowing them to reverse expenses charged earlier in 2020 as loan loss reserves. Real Estate, Utilities, and Consumer Staples lagged in the risk-on market environment.

Energy Review

During the 3Q2020, crude oil and energy equities continued moving higher for the majority of the quarter. However, the month of September brought a spike in COVID-19 cases that caused both crude oil and energy equities to reverse course. Additionally, the looming Presidential election created further uncertainty for the energy sector. Over the quarter, crude oil made both higher and lower attempts, but it appeared to simply be consolidating around the $40/barrel level. Crude oil demand made a strong resurgence in the 2Q2020, but that demand has stalled in the 92-93 million barrels of oil per day during the 3Q2020. This lack of demand recovery translated into minimal growth in drilling and completion activity. Going forward, we will need to see a continuation of a demand recovery, compliance within OPEC, and capital discipline in order for oil prices to move higher and incentivize higher activity levels. Longer term, the drastic reduction in capital expenditures will create a more difficult environment for the energy industry to produce enough to offset conventional declines and a recovery in demand post-pandemic. We continue to see both value and growth opportunities within the energy sector and maintain our stance of investing in peer leading companies that are well capitalized and have a proven ability to generate free cash flow through the full cycle.

For the 3Q2020, the Fund (Class A shares) returned -12.24% compared to a loss of 19.22% for the S&P 1500 Energy Index and a loss of 11.21% for the Morningstar Equity Energy category. WTI crude oil increased 1.62% to end the quarter at $40.22 and Brent crude oil increased 1.29% to end the quarter at $42.30.

The year 2020 will go down in history as a year to forget, and that certainly applies to the energy sector. Energy was not only the worst performing sector over the year; it trailed the second worst sector by over 30%. On a positive note, the energy sector was the best performing sector over the 4Q2020, finishing the year strong by returning 28.46% over the 4Q2020. The quarter started slow for the energy sector, but turned for the positive as two vaccine announcements led to a significant climb in oil and energy equities. Under a Biden administration with control of both the House and the Senate, regulations towards the energy sector will increase, as will increased support for renewable energy adoption. While COVID-19 is not behind us, light can be seen at the end of this long tunnel we’ve endured. The rollout of vaccines began in December with hopes of accelerated deliveries in the New Year. Upon reaching herd immunity, through both infections and vaccinations, we expect a ramp in oil demand followed by a return to more normalized consumption slightly below pre-pandemic levels. The demand recovery is critical for the energy sector, to allow OPEC to return barrels back to the market, to stabilize inventories and keep supply and demand balanced.

For the 4Q2020, the Fund (Class A shares) returned 21.09% compared to a gain of 28.46% for the S&P 1500 Energy Index and a gain of 37.01% for the Morningstar Equity Energy category. WTI crude oil increased 17.97% to end the quarter at $48.52 and Brent crude oil increased 19.19% to end the quarter at $51.80.

In the month of January, WTI crude prices rose 6.96% to close the month at $52.08. The Fund gained 5.14% in January, 0.51% behind of the Morningstar Equity Energy category, but 0.82% ahead of the S&P 1500 Energy Index.

For 2021, investing in energy has the potential to provide solid investment opportunities, but volatility will likely remain high. Two themes to digest will be the vaccine rollout and the Biden administration’s hostility towards conventional fossil fuels. The former should provide the much needed lift to oil demand and give a boost to equities across the energy sector. The latter, however, is much more complicated. Under a Biden administration, we expect support for renewable energy and hostility towards conventional energy. This does not mean opportunities only exist within renewable energy and not conventional energy. Energy companies involved in conventional energy that are not affected by the federal lands lease moratorium stand to benefit from lost barrels and higher oil prices that may occur due to increased regulations. 2021 should turn out to be a good year for the energy sector as tailwinds continue to build. The Portfolio Management Team will continue to seek out opportunities within the energy sector by investing in quality companies that possess strong free cash flows and revenue growth opportunities.

The Fund’s total returns for Class A, C, and I shares were 15.31%*, 14.73%*, and 15.28%*, respectively, for the six-months ended January 31, 2021, compared to returns of 27.36%, 13.58%, and 15.69% for the Morningstar Equity Energy category, the S&P 1500 Energy Index, and the S&P 1500 Index, respectively, over the same Period. Detracting from the Fund’s performance relative to its Morningstar category was selection within midstream and an underweight allocation to oilfield service. Aiding relative performance was an overweight allocation to chemicals, as well as selection within exploration & production.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY ENERGIZED DIVIDEND FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-21.35%	-10.48%	N/A	N/A	0.35%
Class A With sales charge (5.00%)	-25.27%	-12.00%	N/A	N/A	-0.74%
Class C Without CDSC	-21.98%	-11.14%	N/A	N/A	-0.40%
Class C With CDSC (1.00%)	-22.72%	-11.14%	N/A	N/A	-0.40%
Class I Without sales charge	-21.22%	-10.28%	N/A	N/A	0.56%
* May 2, 2016 for Class A and C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 2.84%, 3.64%, and 2.61% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.05%, 1.80%, and 0.80% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY ESG GROWTH & INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity ESG Growth & Income Fund (the “Fund”) for the six-months ended January 31, 2021 (the “Period”). The Fund’s portfolio and related financial statements are presented within for your review.

The Period saw the S&P 500 TR Index (“S&P”) return 14.47%. During the Period, the market continued to climb as the unparalleled stimulus and speed of the economic recovery boosted investor expectations. The expedited response to the Coronavirus by the U.S. Government and the Federal Reserve, who made fiscal and monetary moves the likes of which haven’t been seen since the Great Recession, instilled confidence in investors. Although multiple vaccines had been granted approval near the end of 2020, the virus had not disappeared by the end of the Period, and it is yet to be seen what moves will be necessary going forward.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was still at a 50-year low of 3.5% in February 2020, before the effects of the Coronavirus economic shutdown took hold. The unemployment rate spiked to 14.8% in April 2020, but has been steadily declining since then. The Period ended with an unemployment rate of 6.3% as businesses began to re-open.

The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. The FOMC has remained dovish and signaled it intends to keep rates near 0% in the near term. The Committee published updated guidance on their goals and will aim to achieve inflation moderately above 2% for some time so that inflation averages 2% over time and longer-term inflation expectations remain well anchored at 2%.

During the Period, the Financials sector performed best with earnings surprising to the upside. While some financial firms give credit to higher-than-expected trading revenues, many of the biggest banks have said lower-than-expected loan defaults are allowing them to reverse expenses charged earlier in 2020 as loan loss reserves. Real Estate, Utilities, and Consumer Staples lagged in the risk-on market environment.

The Fund’s total returns for Class A, C, and I shares were 13.96%*, 13.83%*, and 14.11%*, respectively, for the six-months ended January 31, 2021 while the S&P gained 14.47%. The Fund is in the Morningstar Large Blend category which returned 15.11% over the same time Period. The Fund underperformed its Morningstar category and the S&P. The Fund’s underperformance relative to the S&P was primarily driven by stock selection in Consumer Staples and Materials. Aiding relative performance was stock selection in Industrials.

The Fund is managed using a blended growth and income investment strategy. The Portfolio Management Team (the “Team”) seeks to invest primarily in domestic common stocks, balancing investments between growth & dividend paying stocks, depending on where we see the best value. The Team also tries to emphasize companies we believe offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY ESG GROWTH & INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	16.16%	12.49%	15.41%	11.25%	9.34%
Class A With sales charge (5.00%)	10.35%	10.59%	14.23%	10.68%	9.12%
Class C Without CDSC	15.78%	12.06%	14.80%	N/A	11.03%
Class C With CDSC (1.00%)	14.78%	12.06%	14.80%	N/A	11.03%
Class I Without sales charge	16.45%	12.77%	N/A	N/A	14.83%
* January 3, 1995 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.87%, 1.62%, and 1.62% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.24%, 1.62%, and .99% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY HIGH INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity High Income Fund (the “High Income Fund” or the “Fund”) for the six-months ended January 31, 2021. The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

After the historic drawdown in the first quarter and the subsequent recovery in the second quarter, the high yield market moved sideways August through October, 2020. Issuance and flows remained elevated historically, but compared to adjacent months they were mostly benign and September was the first month since March where the market was down and the asset class experienced outflows. The combination of perceived gridlock following the US elections and the positive vaccine news in November led to the final rally of 2020. Sectors most exposed to COVID lockdowns and CCCs drastically outperformed as risk-on sentiment across risk assets drove markets higher. While this theme continued into January 2021, it was more abated as the retail induced short squeezes led to a small correction to end the month. The high yield market set multiple records for the all-time low in yield to worst, bottoming at 4.1% in mid-January.

The high yield market increased +6.83% for the trailing six-month period ended January 31st (as measured by the ICE BofAML US High Yield Constrained Index, HUC0) as spreads tightened 130 bps to 393 bps while yields decreased 1.16% to 4.32%; spreads and yields are now 689 bps tighter and 7.08% lower than they were on March 23rd. Lower quality drastically outperformed higher quality in a reversal of the first half of 2020, with CCCs returning 18.62%, single B’s 6.02% and BBs 4.96%. Cyclical sector, specifically transportation, energy and leisure led the contributors to performance while the telecommunications, technology and utility sectors, outperformers in the first half of the year, led the detractors.

Gross issuance ($450bn), mutual fund inflows (+$44bn) and fallen angels ($238bn) all set records in 2020 as a result of the pandemic and the stark recovery. Refinancings dominated proceeds as low interest rates and strong investor demand allowed high yield issuers to access capital markets as price makers. January was a continuation of this trend, as the $56bn that printed is the second largest gross issuance month on record, following June 2020. While default activity peaked during the second quarter, the default rate peaked in October at 6.34% before settling at 6.04% by the end of January. The large amount of defaults in April and May, specifically in commodity focused sectors like energy, suppressed the recovery rate during 2020, and it finished the year at 22%.

With a 6.83% return during the trailing six-month period ended January 31st (HUC0), high yield trailed emerging markets (EMCB), 3.86%, high grade credit (C0A0), 0.30%, 5-year Treasuries (GA05), -0.76%, and U.S. Aggregate (D0A0), -1.12%.

Market Outlook

High yield bonds have consistently rallied along with other risk asset classes since March, with spreads tightening close to 700 bps from their wide point earlier this year to 392 bps currently. While fundamentals remain challenged in a handful of sectors, most high yield issuers have the liquidity or business models to sustain the current environment through 2021. We believe corporate earnings and cash flows will continue their path to recovery through 2021 as the global population is vaccinated. Default rates will likely continue to decline from 2H20 high of 6.34% to 3-4% by the end of 2021. Investor sentiment, initially buoyed by Fed signals of support, should continue to be supportive on the back of expectations around economic recovery. With spreads near their 2020 tight and yields at all-time lows, there is limited cushion in a downside scenario; however, the high yield market is the highest quality it has ever been, with BBs accounting for 55% of the overall market, distressed debt levels are near 3 year lows and we expect fiscal and monetary policy to catalyze economic recovery in 2021 to the benefit of the high yield market.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert L. Cook Managing Director J.P. Morgan Investment Management, Inc.	Thomas G. Hauser Vice President J.P. Morgan Investment Management, Inc.

The views expressed are those of Robert L. Cook, Senior Portfolio Manager and Managing Director, and Thomas G. Hauser, Vice President, J.P. Morgan Investment Management, Inc. (“JPMIM”), sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY HIGH INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	6.86%	5.76%	8.13%	5.86%	5.50%
Class A With sales charge (4.25%)	2.27%	4.22%	7.18%	5.41%	5.22%
Class C Without CDSC	6.19%	4.97%	7.31%	5.07%	4.69%
Class C With CDSC (1.00%)	5.19%	4.97%	7.31%	5.07%	4.69%
Class I Without sales charge	7.12%	6.02%	N/A	N/A	6.59%
* April 30, 2004 for Class A and C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.69%, 2.44%, and 1.44% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Mid-North American Resources Fund (the “Fund”) for the six-months ended January 31, 2021 (the “Period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Review

The Period saw the S&P 500 TR Index (“S&P”) return 14.47%. During the Period, the market continued to climb as the unparalleled stimulus and speed of the economic recovery boosted investor expectations. The expedited response to the Coronavirus by the U.S. Government and the Federal Reserve, who made fiscal and monetary moves the likes of which haven’t been seen since the Great Recession, instilled confidence in investors. Although multiple vaccines had been granted approval near the end of 2020, the virus had not disappeared by the end of the Period, and it is yet to be seen what moves will be necessary going forward.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was still at a 50-year low of 3.5% in February 2020, before the effects of the Coronavirus economic shutdown took hold. The unemployment rate spiked to 14.8% in April 2020, but has been steadily declining since then. The Period ended with an unemployment rate of 6.3% as businesses began to re-open.

The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. The FOMC has remained dovish and signaled it intends to keep rates near 0% in the near term. The Committee published updated guidance on their goals and will aim to achieve inflation moderately above 2% for some time so that inflation averages 2% over time and longer-term inflation expectations remain well anchored at 2%.

During the Period, the Financials sector performed best with earnings surprising to the upside. While some financial firms give credit to higher-than-expected trading revenues, many of the biggest banks have said lower-than-expected loan defaults are allowing them to reverse expenses charged earlier in 2020 as loan loss reserves. Real Estate, Utilities, and Consumer Staples lagged in the risk-on market environment.

Energy Review

During the 3Q2020, crude oil and energy equities continued moving higher for the majority of the quarter. However, the month of September brought a spike in COVID-19 cases that caused both crude oil and energy equities to reverse course. Additionally, the looming Presidential election created further uncertainty for the energy sector. Over the quarter, crude oil made both higher and lower attempts, but it appeared to simply be consolidating around the $40/barrel level. Crude oil demand made a strong resurgence in the 2Q2020, but that demand has stalled in the 92-93 million barrels of oil per day during the 3Q2020. This lack of demand recovery translated into minimal growth in drilling and completion activity. Going forward, we will need to see a continuation of a demand recovery, compliance within OPEC, and capital discipline in order for oil prices to move higher and incentivize higher activity levels. Longer term, the drastic reduction in capital expenditures will create a more difficult environment for the energy industry to produce enough to offset conventional declines and a recovery in demand post-pandemic. We continue to see both value and growth opportunities within the energy sector and maintain our stance of investing in peer leading companies that are well capitalized and have a proven ability to generate free cash flow through the full cycle.

For the 3Q2020, the Fund (Class A shares) returned -8.56% compared to a loss of 19.22% for the S&P 1500 Energy Index and a loss of 11.21% for the Morningstar Equity Energy category. WTI crude oil increased 1.62% to end the quarter at $40.22 and Brent crude oil increased 1.29% to end the quarter at $42.30.

The year 2020 will go down in history as a year to forget, and that certainly applies to the energy sector. Energy was not only the worst performing sector over the year; it trailed the second worst sector by over 30%. On a positive note, the energy sector was the best performing sector over the 4Q2020, finishing the year strong by returning 28.46% and the Fund returning 34.95% over the 4Q2020. The quarter started slow for the energy sector, but turned for the positive as two vaccine announcements led to a significant climb in oil and energy equities. Under a Biden administration with control of both the House and the Senate, regulations towards the energy sector will increase, as will increased support for renewable energy adoption. While COVID-19 is not behind us, light can be seen at the end of this long tunnel we’ve endured. The rollout of vaccines began in December with hopes of accelerated deliveries in the New Year. Upon reaching herd immunity, through both infections and vaccinations, we expect a ramp in oil demand followed by a return to more normalized consumption slightly below pre-pandemic levels. The demand recovery is critical for the energy sector, to allow OPEC to return barrels back to the market, to stabilize inventories and keep supply and demand balanced.

For the 4Q2020, the Fund (Class A shares) returned 35.51% compared to a gain of 28.46% for the S&P 1500 Energy Index and a gain of 37.01% for the Morningstar Equity Energy category. WTI crude oil increased 17.97% to end the quarter at $48.52 and Brent crude oil increased 19.19% to end the quarter at $51.80.

In the month of January, WTI crude prices rose 6.96% to close the month at $52.08. The Fund gained 5.13% in January, 0.52% behind of the Morningstar Equity Energy category, but 0.81% ahead of the S&P 1500 Energy Index.

For 2021, investing in energy has the potential to provide solid investment opportunities, but volatility will likely remain high. Two themes to digest will be the vaccine rollout and the Biden administration’s hostility towards conventional fossil fuels. The former should provide the much needed lift to oil demand and give a boost to equities across the energy sector. The latter, however, is much more complicated. Under a Biden administration, we expect support for renewable energy and hostility towards conventional energy. This does not mean opportunities only exist within renewable energy and not conventional energy. Energy companies involved in conventional energy that are not affected by the federal lands lease moratorium stand to benefit from lost barrels and higher oil prices that may occur due to increased regulations. 2021 should turn out to be a good year for the energy sector as tailwinds continue to build. The Portfolio Management Team will continue to seek out opportunities within the energy sector by investing in quality companies that possess strong free cash flows and revenue growth opportunities.

The Fund’s total returns for Class A, C, and I shares were 27.76%*, 27.27%*, and 27.91%*, respectively, for the six-months ended January 31, 2021, compared to returns of 27.36%, 13.58%, and 15.69% for the Morningstar Equity Energy category, the S&P 1500 Energy Index, and the S&P 1500 Index, respectively, over the same Period. Aiding relative performance was an overweight allocation to renewable energy, as well as selection within oilfield service. Detracting from the Fund’s performance relative to its Morningstar category was overweight allocation to utilities.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-11.64%	-14.22%	-3.67%	-3.69%	3.43%
Class A With sales charge (5.00%)	-16.05%	-15.69%	-4.66%	-4.18%	3.18%
Class C Without CDSC	-12.23%	-14.72%	-4.19%	N/A	-10.56%
Class C With CDSC (1.00%)	-13.09%	-14.72%	-4.19%	N/A	-10.56%
Class I Without sales charge	-11.43%	-13.84%	N/A	N/A	-6.36%
* April 5, 1999 for Class A; May 1, 2014 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.59%, 2.09%, and 1.09% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser. The Fund’s performance prior to November 10, 2008 was achieved under the previous investment strategy, which may have produced different results than the current investment strategy.

INTEGRITY SHORT TERM GOVERNMENT FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Short Term Government Fund (the “Fund”) for the six-months ended January 31, 2021. The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

Treasury yields rose and risk assets rallied in the second half of 2020 as the progress of COVID-19 vaccines with very high efficacy rates fostered investors’ expectations of a gradual return to normalcy. The prospects of an additional fiscal stimulus package and clarity in terms of the election also propelled the equity market into yearend. Globally, substantial monetary and fiscal stimulus reduced the economic impact of the pandemic and lockdowns. In December, the European Central Bank delivered further easing by upsizing the Pandemic Emergency Purchase Program (PEPP) by 500 Billion Euros and extending the program by 9 months to March 2022. As Fed Chair Powell acknowledged, “the risk-free rate is going to be low for a sustained period”.

For the year 2020, fixed income spreads over Treasuries ended at levels very close to the beginning of the year, with significant fluctuations in between. For example, the average spread of the Bloomberg Barclays Aggregate Index started the year at 54.3 bps and closed the year at 57.4 bps. Credit and Agency MBS excess returns were -12.7% and -0.83%, respectively, at the end of the 1st quarter and then recovered significantly after the Fed’s new bond purchase program, ending the year with excess returns of +0.18% and -0.17%, respectively. In December, real yields on U.S. Investment Grade Corporates turned negative for the first time ever, a result of both the decline in corporate bond yields and the rise in inflation breakeven levels.

The December Federal Open Market Committee (the “Committee”) meeting provided qualitative outcome-based guidance on asset purchases. Specifically, the Fed said it intends to continue the current asset purchases program until “substantial further progress” has been made toward the Committee’s maximum employment and price stability goals, and “this judgment would be broad, qualitative, and not based on specific numerical criteria or thresholds”.

Portfolio Performance and Positioning

For the six-months ended January 31, 2021, the Integrity Short Term Government Fund rose 0.97%* (I Class shares, net of fees) compared to its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, which returned 0.09%, and the Morningstar Short Government category which returned 0.04%. The Fund’s outperformance was driven mainly by MBS spread tightening and the yield differential between Treasuries and our portfolio of well-structured Agency MBS.

As designed, the portfolio continues to focus on short duration Agency Mortgage-Backed Securities (AMBS). This short duration stance should benefit the Fund on a relative basis should interest rates rise. In addition, AMBS currently provide a significant yield and income advantage in our view over similar high quality short duration alternatives. We continue to look for stable bonds that provide predictable cashflows at attractive spreads relative to the rest of the Agency MBS market. The portfolio is tilted towards lower coupon and 15-year loan term securities seeking to mitigate the risk of prepayments in the context of low overall interest rates. In addition, we believe Agency Commercial Mortgage-Backed Securities offer good relative value given increased prepayment rates on single-family AMBS.

Market Outlook

Needless to say, the progress of vaccinations to reach herd immunity and the timing and extent of lifting virus restrictions will be the key determinants of market performance in 2021. For fixed income investors, this has direct relevance to the timing of the Fed tapering their purchases. In the near term, optimism around reopening and the potential for more fiscal stimulus has pushed intermediate and longer term interest rates higher, while the Fed continues to pin down front-end interest rates. We continue to believe Agency MBS offer a premium yield and good value relative to depressed rates for Treasuries and corporate credit at historically tight spreads in the face of uncertainty. Housing activity remains robust and the Fed’s sustained monthly purchases of Agency MBS continue to absorb most of the supply in the market. Prepayments are a risk that we are monitoring very closely, but we believe that risk can be contained through careful security selection. Our focus on seasoned collateral should mitigate extension risk in an interest rate sell-off scenario. On the multifamily side, performance has remained stable, unlike certain commercial real estate sectors such as lodging and retail properties, where delinquency rates remain elevated.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

M.D. Sass Investors Services, Inc.

The views expressed are those of M.D. Sass Investor Services, Inc., sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY SHORT TERM GOVERNMENT FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.10%	N/A	N/A	N/A	1.64%
Class A With sales charge (2.00%)	0.04%	N/A	N/A	N/A	-0.40%
Class I Without sales charge	2.45%	3.01%	1.97%	N/A	1.54%
* January 21, 2020 for Class A; June 30, 2011 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) for the most recent fiscal period ended July 31, 2020 was 1.33% (annualized) and 1.08% (annualized) for Class A and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) for the most recent fiscal period ended July 31, 2020 was 0.80% and 0.55% (annualized) for Class A and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through January 18, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.80% and 0.55% for Class A and I, respectively. This expense limitation agreement may only be terminated or modified prior to January 18, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY DIVIDEND HARVEST FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

Consumer Staples	19.2%
Utilities	15.8%
Health Care	15.5%
Financials	13.4%
Information Technology	13.2%
Communication Services	11.7%
Energy	3.5%
Industrials	3.2%
Consumer Discretionary	2.0%
Cash Equivalents and Other	1.8%
Materials	0.7%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (98.2%)

Communication Services (11.7%)
AT&T Inc	230,000	$6,584,900
BCE Inc	120,000	5,088,000
Verizon Communications Inc	114,000	6,241,500
		17,914,400
Consumer Discretionary (2.0%)
Genuine Parts Co	17,500	1,642,900
McDonald's Corp	6,500	1,350,960
		2,993,860
Consumer Staples (19.2%)
British American Tobacco PLC	50,000	1,827,500
Altria Group Inc	195,000	8,010,600
Coca Cola Co/The	117,000	5,633,550
Kimberly Clark	45,800	6,050,180
Pepsico Inc	13,000	1,775,410
Philip Morris International Inc	60,000	4,779,000
Procter & Gamble Co/The	10,000	1,282,100
		29,358,340
Energy (3.5%)
Chevron Corp	25,000	2,130,000
Enbridge Inc	47,000	1,579,200
TC Energy Corp	37,000	1,588,410
		5,297,610
Financials (13.4%)
Blackrock Inc	2,000	1,402,520
Cme Group Inc	16,000	2,907,840
JPMorgan Chase & Co	39,000	5,018,130
Old Republic International Corp	205,000	3,710,500
PNC Financial Services Group Inc/The	21,000	3,013,920
Prudential Financial Inc	25,000	1,957,000
Truist Financial Corp	51,000	2,446,980
		20,456,890
Health Care (15.5%)
Abbvie Inc	87,000	8,915,760
Cardinal Health	26,000	1,396,980
Johnson & Johnson	38,000	6,198,940
Merck & Co Inc	32,000	2,466,240
Pfizer Inc	123,000	4,415,700
Viatris Inc	15,261	259,284
		23,652,904
Industrials (3.2%)
Emerson Electric Co	10,000	793,500
Lockheed Martin Corp	4,500	1,448,190
Raytheon Technologies Corp	15,000	1,000,950
3M Co	9,000	1,580,940
		4,823,580
Information Technology (13.2%)
Broadcom Inc	21,000	9,460,500
Cisco Systems Inc	40,000	1,783,200
International Business Machines Corp	58,000	6,908,380
Texas Instruments Inc	12,000	1,988,280
		20,140,360
Materials(0.7%)
Air Products & Chemicals Inc	4,000	1,067,040

Utilities (15.8%)
American Electric Power Co Inc	47,000	3,802,770
Consolidated Edison Inc	81,000	5,733,180
Duke Energy Corp	55,000	5,170,000
Entergy Corp	23,000	2,192,590
Exelon Corp	75,000	3,117,000
Nextera Energy Inc	28,000	2,264,360
Southern Co/The	30,000	1,767,600
		24,047,500

TOTAL COMMON STOCKS (COST: 143,578,800)		$149,752,484

OTHER ASSETS LESS LIABILITIES (1.8%)		$2,816,395

NET ASSETS (100.0%)		$152,568,880

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY ENERGIZED DIVIDEND FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

Energy	90.9%
Cash Equivalents and Other	7.1%
Materials	2.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (92.9%)

Energy (90.9%)
BP PLC ADR	4,000	88,880
Royal Dutch Shell PLC ADR	3,000	104,670
Total SE Sp ADR	4,000	168,320
Baker Hughes, a GE Co	5,000	100,450
Chevron Corp	2,000	170,400
ConocoPhillips	3,500	140,105
Diamondback Energy Inc	3,200	181,408
Enbridge Inc	5,000	168,000
Exxon Mobil Corp	11,000	493,240
Helmerich & Payne Inc	4,000	97,120
HollyFrontier Corp	6,500	184,990
Kinder Morgan Inc/DE	40,000	563,200
Marathon Petroleum Corp	2,000	86,320
Pembina Pipeline Corp	8,400	220,920
Phillips 66	2,600	176,280
Solaris Oilfield Infrastructure Inc	19,000	172,900
TC Energy Corp	4,300	184,599
Valero Energy Corp	2,000	112,860
Williams Cos Inc/The	23,000	488,290
		3,902,952
Materials (2.0%)
LyondellBasell Industries NV	1,000	85,760
		85,760

TOTAL COMMON STOCKS (COST: $4,343,792)		$3,988,712

OTHER ASSETS LESS LIABILITIES (7.1%)		$305,867

NET ASSETS (100.0%)		$4,294,579

ADR - American Depositary Receipt
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

Information Technology	28.6%
Financials	12.2%
Health Care	12.5%
Industrials	11.4%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Communication Services	8.0%
Cash Equivalents and Other	3.8%
Materials	2.6%
Utilities	2.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (96.2%)

Communication Services (8.0%)
AT&T Inc	50,000	$1,431,500
Walt Disney Co/The	15,000	2,522,550
Verizon Communications Inc	20,000	1,095,000
		5,049,050
Consumer Discretionary (13.7%)
Best Buy Co Inc	10,000	1,088,200
Home Depot Inc/The	6,000	1,624,920
Lowe's Cos Inc	10,000	1,668,500
Starbucks Corp	17,000	1,645,770
Target Corp	10,000	1,811,700
Yum! Brands Inc	7,600	771,324
		8,610,414
Consumer Staples (4.8%)
Campbell Soup Co	17,000	817,870
Kimberly Clark Corp	6,500	858,650
Pepsico Inc	9,500	1,297,415
		2,973,935
Financials (12.2%)
Bank Of America Corp	30,000	889,500
Blackrock Inc	3,000	2,103,780
JPMorgan Chase & Co	12,000	1,544,040
PNC Financial Services Group Inc/The	6,000	861,120
Prudential Financial Inc	8,000	626,240
S&P Global Inc	5,000	1,585,000
		7,609,680
Health Care (12.5%)
Becton Dickinson and Co	3,000	785,370
*Biogen Inc	2,350	664,134
Bristol Myers Squibb Co	5,000	307,150
*Edwards Lifesciences Corp	15,000	1,238,700
Pfizer Inc	25,000	897,500
Thermo Fisher Scientific Inc	5,000	2,548,500
UnitedHealth Group Inc	4,000	1,334,320
Viatris Inc	3,101	52,686
		7,828,359
Industrials (11.4%)
Caterpillar Inc	5,500	1,005,620
Deere & Co	5,000	1,444,000
FedEx Corp	3,500	823,690
3M Co	5,500	966,130
Waste Management Inc	12,000	1,335,840
Trane Technologies PLC	11,000	1,576,850
		7,152,130
Information Technology (28.6%)
*Advanced Micro Devices Inc	17,000	1,455,880
Apple Inc	20,000	2,639,200
Cisco Systems Inc	20,000	891,600
HP Inc	38,000	924,920
International Business Machines Corp	6,000	714,660
Intuit Inc	4,300	1,553,289
Mastercard Inc	5,000	1,581,450
NVIDIA Corp	4,000	2,078,360
QUALCOMM Inc	18,800	2,938,064
Salesforce.Com Inc	8,000	1,804,480
Visa Inc	7,000	1,352,750
		17,934,653
Materials (2.6%)
Air Products & Chemicals Inc	6,000	1,600,560

Utilities (2.4%)
ALLETE Inc	9,500	596,980
Exelon Corp	21,000	872,760
		1,469,740

TOTAL COMMON STOCKS (COST: $39,648,042)		$60,228,521

OTHER ASSETS AND LIABILITIES (3.8%)		$2,387,012

NET ASSETS (100.0%)		$62,615,534

* Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

Consumer Discretionary	24.40%
Communication Services	12.4%
Health Care	11.5%
Cash Equivalents and Other	10.8%
Energy	10.3%
Industrials	10.2%
Materials	7.9%
Information Technology	4.6%
Consumer Staples	3.6%
Financials	2.1%
Real Estate	1.2%
Utilities	1.0%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS (86.6%)

Communication Services (12.4%)
*(1)AMC Entertainment Holdings Inc - 144A 10.000% (12.000%) 06/15/2026 Callable @ 106.000 06/15/2023	26,125	$19,202
AMC Entertainment Holdings Inc - 144A 10.500% 04/24/2026 Callable @ 105.250 06/15/2022	10,000	10,000
Altice Financing SA - 144A 7.500% 05/15/2026	200,000	209,750
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	30,000	29,962
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	17,425
Cincinnati Bell Inc - 144A 8.000% 10/15/2025 Callable @ 104.000 10/15/2021	10,000	10,700
Lumen Tech Inc 5.800% 03/15/2022	40,000	41,800
Lumen Tech Inc 5.625% 04/01/2025 Callable @ 100.000 01/01/2025	55,000	59,950
Lumen Tech Inc 7.500% 04/01/2024 Callable @ 100.000 01/01/2024	140,000	157,821
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	76,000	80,817
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	55,000	56,871
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	20,000	20,529
Cincinnati Bell Inc - 144A 7.000% 07/15/2024 Callable @ 101.750 09/15/2021	70,000	72,625
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 104.375 05/01/2022	18,000	19,333
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 102.688 08/15/2022	45,000	36,337
DISH Network Corp 3.375% 08/15/2026	65,000	59,936
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 104.875 05/01/2022	35,000	35,875
(4)Frontier Communications Corp 6.875% 01/15/2025 Callable @ 100.000 10/15/2024	65,000	32,825
(4)Frontier Communications Corp 11.000% 09/15/2025 Callable @ 100.000 06/15/2025	150,000	79,125
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	37,000	39,845
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	85,000	88,187
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	9,495
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 105.250 05/15/2022	41,000	44,811
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	20,000	19,950
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 103.188 05/01/2022	45,752	48,740
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 104.188 05/01/2022	54,489	58,119
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	40,000	41,750
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	45,000	45,956
(4)Intelsat Jackson Holdings SA 5.500% 08/01/2023 Callable @ 100.000 08/01/2021	146,000	101,470
(4)Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024 Callable @ 100.000 02/15/2021	70,000	71,750
(4)Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025 Callable @ 104.875 07/15/2021	90,000	65,250
(4)Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	172,000	124,270
*Lamar Media Corp 5.750% 02/01/2026 Callable @ 102.875 02/01/2021	70,000	72,023
Level 3 Financing Inc 5.375% 05/01/2025 Callable @ 101.792 05/01/2021	55,000	56,496
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 102.313 09/15/2022	35,000	36,444
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	30,000	29,850
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024 Callable @ 101.219 11/01/2021	50,000	50,250
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	45,000	45,112
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	38,000	42,215
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	11,000	11,083
Meredith Corp 6.875% 02/01/2026 Callable @ 103.438 02/01/2021	110,000	111,227
Meredith Corp 6.500% 07/01/2025 Callable @ 103.250 07/01/2022	100,000	105,875
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	22,563
Netflix Inc 4.875% 04/15/2028	95,000	111,659
Netflix Inc 5.875% 11/15/2028	56,000	70,280
Netflix Inc - 144A 5.375% 11/15/2029	40,000	49,900
Netflix Inc - 144A 4.875% 06/15/2030 Callable @ 100.000 03/15/2030	60,000	72,523
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	46,000	47,380
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 104.219 07/15/2022	126,000	133,744
SFR Group SA - 144A 7.375% 05/01/2026 Callable @ 103.688 05/01/2021	200,000	209,602
SBA Communications Corp - 144A 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	38,000	38,024
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 104.406 07/15/2022	20,000	21,000
Scripps Escrow II Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 01/15/2024	16,000	16,000
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	15,150
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	25,000	24,906
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	40,000	43,613
Sirius XM Radio Inc - 144A 4.625% 07/15/2024 Callable @ 102.313 07/15/2021	55,000	56,868
Sprint Capital Corp 6.875% 11/15/2028	25,000	32,161
*Sprint Capital Corp 8.750% 03/15/2032	326,000	497,965
Sprint Corp 7.875% 09/15/2023	215,000	248,325
Sprint Corp 7.125% 06/15/2024	30,000	34,981
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	315,000	376,425
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	110,000	135,575
T Mobile USA Inc 6.500% 01/15/2026 Callable @ 102.167 01/15/2022	120,000	123,769
T Mobile USA Inc 4.500% 02/01/2026 Callable @ 102.250 02/01/2021	30,000	30,690
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	220,000	234,982
T Mobile USA Inc 2.250% 02/15/2026 Callable @ 101.125 02/15/2023	32,000	32,320
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	14,808
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	119,500
TripAdvisor Inc - 144A 7.000% 07/15/2025 Callable @ 103.500 07/15/2022	4,000	4,321
United States Cellular Corp 6.700% 12/15/2033	90,000	116,334
		$5,306,419

Consumer Discretionary (23.0%)
Adient US LLC - 144A 7.000% 05/15/2026 Callable @ 103.500 05/15/2022	50,000	$54,413
Adient US LLC - 144A 9.000% 04/15/2025 Callable @ 104.500 04/15/2022	24,000	26,850
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	21,000	22,495
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	30,000	33,068
American Axle & Manufacturing Inc 6.250% 04/01/2025 Callable @ 103.125 04/01/2021	62,000	63,860
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 103.250 04/01/2022	45,000	47,072
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 103.125 03/15/2021	100,000	102,250
American Axle & Manufacturing Inc 6.875% 07/01/2028	25,000	26,279
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	46,911
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	12,000	12,330
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	11,569
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025 Callable @ 101.719 08/01/2021	25,000	25,781
BorgWarner Inc - 144A 5.000% 10/01/2025	60,000	70,622
Boyne USA Inc - 144A 7.250% 05/01/2025 Callable @ 103.625 05/01/2021	77,000	80,272
CBS Radio Inc - 144A 7.250% 11/01/2024 Callable @ 101.813 11/01/2021	40,000	40,500
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026 Callable @ 102.875 02/15/2021	250,000	257,950
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026 Callable @ 102.750 05/01/2021	202,000	209,196
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	469,000	492,366
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 08/01/2022	42,000	44,121
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	15,000	16,275
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	80,000	84,250
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	108,000	110,970
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 103.375 07/15/2022	46,000	49,335
Carnival Corp - 144A 11.500% 04/01/2023 Callable @ 100.000 01/01/2023	26,000	29,510
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	15,000	17,419
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	10,000	10,100
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	30,000	31,200
Cinemark USA Inc 4.875% 06/01/2023 Callable @ 100.000 06/01/2021	85,000	81,706
Clarios Global LP - 144A 6.750% 05/15/2025	28,000	29,829
Clear Channel Worldwide Holdings Inc 9.250% 02/15/2024 Callable @ 104.625 02/15/2021	173,000	179,758
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 102.563 08/15/2022	120,000	122,550
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025 Callable @ 102.125 09/15/2021	55,000	50,600
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 102.813 11/15/2021	165,000	150,199
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	55,000	63,800
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026 Callable @ 103.250 06/01/2021	137,000	142,138
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	21,000
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	12,000	12,795
DISH DBS Corp 5.875% 07/15/2022	6,000	6,248
DISH DBS Corp 5.000% 03/15/2023	128,000	131,846
*DISH DBS Corp 5.875% 11/15/2024	456,000	472,539
DISH DBS Corp 7.750% 07/01/2026	128,000	139,840
Expedia Group Inc - 144A 6.250% 05/01/2025	30,000	34,669
Expedia Group Inc - 144A 7.000% 05/01/2025	18,000	19,704
Ford Motor Co 8.500% 04/21/2023	35,000	39,189
Ford Motor Co 9.000% 04/22/2025 Callable @ 100.000 03/22/2025	35,000	42,566
Ford Motor Co 9.625% 04/22/2030 Callable @ 100.000 01/22/2030	35,000	49,602
Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	210,750
Ford Motor Credit Co LLC 5.875% 08/02/2021	270,000	275,063
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	426,000
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	214,000
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	56,590
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	59,441
Gap Inc/The - 144A 8.875% 05/15/2027	10,000	11,675
*General Motors Co 4.875% 10/02/2023	135,000	149,158
Group 1 Automotive Inc - 144A 4.000% 08/15/2028 Callable @ 102.000 08/15/2023	2,000	2,047
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	37,888
Hilton Domestic Operating Co Inc 5.125% 05/01/2026 Callable @ 102.563 05/01/2021	113,000	117,147
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	5,000	5,390
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025 Callable @ 102.688 05/01/2022	12,000	12,663
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	23,000	24,725
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	18,282
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024 Callable @ 103.063 12/01/2021	75,000	78,375
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 102.437 04/01/2022	13,000	13,594
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	11,304
Hyatt Hotels Corp 5.375% 04/23/2025	15,000	16,881
Hyatt Hotels Corp 5.750% 04/23/2030	15,000	18,105
IRB Holding Corp - 144A 7.000% 06/15/2025 Callable @ 103.500 06/15/2022	25,000	27,096
L Brands Inc 6.750% 07/01/2036	35,000	39,987
L Brands Inc - 144A 6.875% 07/01/2025 Callable @ 103.438 07/01/2022	7,000	7,623
L Brands Inc - 144A 9.375% 07/01/2025	5,000	6,175
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	38,115
*MGM Resorts International 6.000% 03/15/2023	245,000	261,537
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	160,000	175,648
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	15,937
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	32,336
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	10,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	44,520
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 3.875% 02/15/2029	40,000	40,675
^(1)MyTheresa PIK Notes - 144A 7.500% (7.500%) 09/15/2025	43,598	43,598
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 103.063 05/15/2022	42,000	44,625
Marriott Ownership Resorts Inc 6.500% 09/15/2026 Callable @ 103.250 09/15/2021	86,000	89,454
Marriott International Inc/MD 5.750% 05/01/2025	20,000	23,197
Marriott International Inc/MD 4.625% 06/15/2030 Callable @ 100.000 03/15/2030	22,000	25,127
Mattel Inc - 144A 6.750% 12/31/2025 Callable @ 103.375 12/31/2021	190,000	199,557
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	40,000	44,109
Murphy Oil USA Inc - 144A 3.750% 02/15/2031 Callable @ 101.876 02/15/2026	14,000	14,000
+^Neiman Marcus GR - 144A 13.000% 09/18/2025	30,979	33,148
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	43,000	47,622
Newell Brands Inc 5.375% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	12,250
Newell Brands Inc 4.875% 06/01/2025 Callable @ 100.000 05/01/2025	10,000	11,013
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.000% 04/15/2022	23,000	23,046
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	15,000	14,956
Nordstrom Inc - 144A 8.750% 05/15/2025 Callable @ 104.375 05/15/2022	25,000	27,971
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	35,000	34,869
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	16,968
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	40,000	43,946
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 05/15/2022	82,000	87,329
PetSmart Inc - 144A 5.875% 06/01/2025 Callable @ 101.469 06/01/2021	209,000	215,270
PetSmart Inc - 144A 8.875% 06/01/2025 Callable @ 102.219 06/01/2021	50,000	52,204
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 104.250 10/01/2022	145,000	152,975
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	67,000	68,340
Royal Caribbean Cruises Ltd - 144A 10.875% 06/01/2023 Callable @ 100.000 03/01/2023	26,000	29,315
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	77,000	89,176
Royal Caribbean Cruises Ltd - 144A 9.125% 06/15/2023 Callable @ 100.000 03/15/2023	9,000	9,742
Service Corp International/US 7.500% 04/01/2027	105,000	127,575
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	42,638
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	41,823
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	31,000	31,465
Sirius XM Radio Inc - 144A 5.375% 07/15/2026 Callable @ 102.688 07/15/2021	120,000	124,620
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 102.500 08/01/2022	40,000	42,089
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024 Callable @ 101.219 07/31/2021	75,000	74,437
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 102.750 04/15/2022	30,000	30,309
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 103.500 07/01/2022	30,000	32,325
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 103.750 04/15/2022	160,000	163,214
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 105.375 04/15/2022	95,000	92,136
Stars Group Holdings BV / Stars Group US Co- 144A Borrower LLC - 7.000% 07/15/2026 Callable @ 103.500 07/15/2021	44,000	46,145
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	115,000	112,700
Tempur Sealy International Inc 5.625% 10/15/2023 Callable @ 100.000 10/15/2021	18,000	18,247
Tempur Sealy International Inc 5.500% 06/15/2026 Callable @ 102.750 06/15/2021	85,000	88,081
Tenneco Inc 5.000% 07/15/2026 Callable @ 100.000 07/15/2021	88,000	81,180
Tenneco Inc - 144A 7.875% 01/15/2029 Callable @ 103.938 01/15/2024	24,000	27,000
Tenneco Inc 5.375% 12/15/2024 Callable @ 100.896 12/15/2021	35,000	33,950
Vail Resorts Inc - 144A 6.250% 05/15/2025	100,000	106,250
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	70,000	72,404
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	58,000	61,625
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	35,000	35,525
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	20,000	20,826
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	49,387
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 102.563 04/15/2022	70,000	74,067
*Vista Outdoor Inc 5.875% 10/01/2023 Callable @ 100.000 10/01/2021	135,000	136,351
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	14,000	14,560
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 102.813 03/15/2022	45,000	47,531
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	147,000	151,777
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	53,000	54,722
Yum! Brands Inc - 144A 7.750% 04/01/2025 Callable @ 103.875 04/01/2022	20,000	21,952
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	40,227
		$9,817,714

Consumer Staples (3.6%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 104.406 08/15/2022	20,000	$21,575
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	110,000	115,276
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	35,000	37,408
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 101.625 09/15/2022	38,000	38,285
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	72,000	71,100
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.750% 03/15/2025 Callable @ 101.438 09/15/2021	9,000	9,304
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	155,000	163,525
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	34,000	35,544
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 104.875 04/15/2021	40,000	37,800
Dole Food Co Inc 7.250% 06/15/2025 Callable @ 101.813 06/15/2021	19,000	19,617
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	35,000	37,440
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	55,000	57,338
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	53,000	54,192
+^(4)High Ridge Brands Co - 144A 8.875% 03/15/2025 Callable @ 102.219 03/15/2021	60,000	0
Lamb Weston Holdings Inc - 144A 4.875% 11/01/2026 Callable @ 102.438 11/01/2021	82,000	85,075
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	23,000	25,466
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 102.750 10/15/2022	60,000	63,358
Performance Food Group Inc - 144A 6.875% 05/01/2025	10,000	10,753
Post Holdings Inc - 144A 5.000% 08/15/2026 Callable @ 102.500 08/15/2021	10,000	10,315
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	110,000	115,362
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	50,000	53,063
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	20,000	21,724
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	68,000	68,405
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 103.750 07/01/2022	58,000	61,045
Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	81,000	87,075
Spectrum Brands Inc 5.750% 07/15/2025 Callable @ 101.917 07/15/2021	120,000	123,696
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	55,000	58,207
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	44,000	47,300
TreeHouse Foods Inc 4.000% 09/01/2028 Callable @ 102.000 09/01/2023	7,000	7,070
		$1,536,318

Energy (9.7%)
Antero Resources Corp 5.125% 12/01/2022	36,000	$36,007
Antero Resources Corp 5.625% 06/01/2023 Callable @ 100.000 06/01/2021	40,000	39,200
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	35,000	36,932
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	10,000	10,225
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 09/15/2024 Callable @ 101.344 09/15/2021	30,000	30,054
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	60,000	60,000
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	33,000	35,314
Apache Corp 4.625% 11/15/2025 Callable @ 100.000 08/15/2025	8,000	8,165
Apache Corp 4.875% 11/15/2027 Callable @ 100.000 05/15/2027	8,000	8,220
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.250% 04/01/2028 Callable @ 103.125 04/01/2023	27,000	27,574
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	55,125
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 104.969 07/15/2021	25,000	25,000
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 103.812 12/15/2022	18,000	19,046
Boardwalk Pipelines LP 5.950% 06/01/2026 Callable @ 100.000 03/01/2026	40,000	47,785
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	30,000	30,219
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	15,346
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	40,000	40,517
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	41,317
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	25,000	25,836
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	43,000	42,510
Carrizo Oil & Gas Inc 6.250% 04/15/2023 Callable @ 100.000 04/15/2021	35,000	25,987
Carrizo Oil & Gas Inc 8.250% 07/15/2025 Callable @ 104.125 07/15/2021	20,000	13,600
Cenovus Energy Inc 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	49,000	55,315
Cheniere Energy Partners LP 5.625% 10/01/2026 Callable @ 102.813 10/01/2021	39,000	40,657
Cheniere Energy Partners LP 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	56,000	60,033
Cheniere Energy Inc - 144A 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	85,000	88,630
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	41,475
^(4)Chesapeake Energy Corp 5.500% 09/15/2026	15,000	862
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 7.125% 12/15/2024 Callable @ 101.781 12/15/2021	45,000	46,237
Comstock Resources Inc 9.750% 08/15/2026 Callable @ 107.313 08/15/2021	50,000	53,250
Continental Resources Inc/OK - 144A 5.750% 01/15/2031	60,000	64,938
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025 Callable @ 103.750 05/15/2021	90,000	92,025
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 102.813 05/01/2022	35,000	33,871
DCP Midstream Operating LP 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	20,000	21,394
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	32,700
EQT Corp 6.125% 02/01/2025 Callable @ 100.000 01/01/2025	35,000	41,246
EQT Corp 5.000% 01/15/2029	18,000	19,575
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	45,519
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	25,000	26,152
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	27,002
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	39,000	37,752
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	39,000	37,650
Endeavor Energy Resources LP / EER Finance Inc 6.625% 07/15/2025 Callable @ 103.313 07/15/2022	24,000	25,635
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	15,280
EnLink Midstream Partners LP 4.400% 04/01/2024 Callable @ 100.000 01/01/2024	65,000	64,350
EnLink Midstream Partners LP 4.150% 06/01/2025 Callable @ 100.000 03/01/2025	10,000	9,725
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,276
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	63,000	65,658
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 104.688 02/15/2021	10,000	8,963
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	38,027
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	18,000	17,100
(4)Gulfport Energy Corp 6.625% 05/01/2023 Callable @ 100.000 05/01/2021	10,000	7,750
(4)Gulfport Energy Corp 6.000% 10/15/2024 Callable @ 100.000 10/15/2021	35,000	26,950
(4)Gulfport Energy Corp 6.375% 05/15/2025 Callable @ 101.594 05/17/2022	49,000	37,730
(4)Gulfport Energy Corp 6.375% 01/15/2026 Callable @ 103.188 01/15/2022	65,000	50,050
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 104.219 02/15/2021	25,000	25,846
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 5.750% 02/01/2029 Callable @ 102.875 02/01/2024	25,000	25,192
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 02/01/2031 Callable @ 103.000 02/01/2026	25,000	25,375
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	35,252
MEG Energy Corp - 144A 7.000% 03/31/2024 Callable @ 100.000 09/30/2021	6,000	6,082
MEG Energy Corp - 144A 6.500% 01/15/2025 Callable @ 101.625 01/15/2022	79,000	81,378
MEG Energy Corp - 144A 7.125% 02/01/2027 Callable @ 103.563 02/01/2023	52,000	53,690
#MEG Energy Corp - 144A 5.875% 02/01/2029 Callable @ 102.938 02/01/2024	16,000	15,880
MPLX LP 4.875% 06/01/2025 Callable @ 100.000 03/01/2025	25,000	28,673
NGPL PipeCo LLC - 144A 4.375% 08/15/2022 Callable @ 100.000 05/15/2022	45,000	47,089
NGPL PipeCo LLC - 144A 4.875% 08/15/2027 Callable @ 100.000 02/15/2027	10,000	11,513
#NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	37,000	37,363
Nabors Industries Ltd - 144A 7.250% 01/15/2026 Callable @ 105.438 07/15/2022	30,000	24,316
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	60,000	37,800
Newfield Exploration Co 5.750% 01/30/2022	35,000	36,313
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	35,000	37,187
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	22,102
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	21,000	23,152
Occidental Petroleum Corp 3.500% 06/15/2025 Callable @ 100.000 03/15/2025	25,000	24,250
Occidental Petroleum Corp 2.700% 08/15/2022	10,000	10,027
Occidental Petroleum Corp 3.200% 08/15/2026 Callable @ 100.000 06/15/2026	35,000	32,812
Occidental Petroleum Corp 8.000% 07/15/2025 Callable @ 100.000 04/15/2025	73,000	82,508
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	54,280
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	56,000	70,322
Occidental Petroleum Corp 5.875% 09/01/2025 Callable @ 100.000 06/01/2025	25,000	26,362
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	27,187
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	30,000	33,675
Occidental Petroleum Corp 5.500% 12/01/2025 Callable @ 100.000 09/01/2025	27,000	28,215
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	45,000	49,345
PBF Holding Co LLC / PBF Finance Corp 6.000% 02/15/2028 Callable @ 103.000 02/15/2023	35,000	20,308
PBF Holding Co LLC / PBF Finance Corp - 144A 9.250% 05/15/2025 Callable @ 104.625 05/15/2022	33,000	31,833
Precision Drilling Corp 7.750% 12/15/2023 Callable @ 100.000 12/15/2021	45,000	44,845
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 103.563 11/15/2021	35,000	33,972
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	65,000	63,614
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	20,000	21,000
SM Energy Co 6.125% 11/15/2022	53,000	51,410
SM Energy Co 5.625% 06/01/2025 Callable @ 101.875 06/01/2021	30,000	27,150
Sabine Pass Liquefaction LLC 5.875% 06/30/2026 Callable @ 100.000 12/31/2025	15,000	18,145
Southwestern Energy Co 6.700% 01/23/2025 Callable @ 100.000 10/23/2024	83,000	86,994
Southwestern Energy Co 7.500% 04/01/2026 Callable @ 105.625 04/01/2021	9,000	9,403
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 103.875 10/01/2022	20,000	21,200
Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.750% 04/15/2025 Callable @ 102.875 04/15/2021	30,000	23,475
Sunoco LP / Sunoco Finance Corp - 144A 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	24,000	24,540
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	55,000	54,450
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 105.625 10/01/2022	63,000	67,095
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	25,000	25,062
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.250% 11/15/2023 Callable @ 100.000 05/15/2021	10,000	10,049
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	41,300
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.875% 04/15/2026 Callable @ 104.406 04/15/2021	50,000	52,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 104.875 07/15/2022	108,000	116,100
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	41,942
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	15,947
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	55,000	57,612
#Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	32,000	31,680
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 102.938 07/15/2021	27,550	24,106
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 104.594 08/01/2021	35,880	33,189
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	52,530
WPX Energy Inc 8.250% 08/01/2023 Callable @ 100.000 06/01/2023	38,000	43,708
WPX Energy Inc 5.750% 06/01/2026 Callable @ 104.313 06/01/2021	24,000	25,188
WPX Energy Inc 5.875% 06/15/2028 Callable @ 102.938 06/15/2023	21,000	22,738
		$4,137,902

Financials (2.1%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026 Callable @ 100.000 08/15/2021	240,000	$242,928
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	90,000	104,725
PetSmart Inc - 144A 7.125% 03/15/2023 Callable @ 100.000 03/15/2021	130,000	130,585
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 3.905%), Callable @ 100 5/15/2025	10,000	10,862
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026 Callable @ 100.000 03/15/2026	75,000	90,438
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	13,000	13,029
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	31,312
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	10,575
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	33,000	34,073
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	26,975
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	4,000	4,010
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	18,157
Quicken Loans Inc - 144A 5.250% 01/15/2028 Callable @ 102.625 01/15/2023	10,000	10,675
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	14,000	14,006
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.875% 03/01/2031 Callable @ 101.938 03/01/2026	14,000	14,193
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	28,020
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	30,000	33,000
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	73,000	70,719
		$888,282

Health Care (11.4%)
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	32,000	$34,160
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	25,000	26,312
AdaptHealth LLC - 144A 4.625% 08/01/2029 Callable @ 102.313 02/01/2024	13,000	13,309
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	49,000	51,582
Bausch Health Cos Inc - 144A 7.000% 01/15/2028 Callable @ 103.500 01/15/2023	45,000	48,699
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	36,000	37,172
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	37,090
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	50,159
CHS/Community Health Systems Inc - 144A 8.625% 01/15/2024 Callable @ 102.156 01/15/2022	78,000	81,432
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 104.000 03/15/2022	70,000	75,250
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	45,000	47,250
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	25,500
#CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	40,000	40,000
Centene Corp 4.250% 12/15/2027 Callable @ 102.125 12/15/2022	119,000	125,888
Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	242,000	268,307
Centene Corp - 144A 5.375% 06/01/2026 Callable @ 104.031 06/01/2021	5,000	5,250
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	50,000	52,560
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	60,000	59,512
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	12,000	12,318
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	55,000	57,269
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	25,000	26,562
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 104.375 10/15/2021	135,000	90,450
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 103.250 10/01/2021	50,000	51,662
*HCA Inc 5.375% 02/01/2025	370,000	415,414
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	354,562
HCA Inc 3.500% 09/01/2030 Callable @ 102.500 03/01/2030	85,000	88,117
HCA Inc 5.375% 09/01/2026 Callable @ 100.000 03/01/2026	196,000	222,413
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	60,000	70,270
HealthSouth Corp 5.750% 09/15/2025 Callable @ 101.917 09/15/2021	55,000	56,719
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025 Callable @ 102.500 02/15/2021	45,000	46,294
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	42,000	42,630
IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 102.500 10/15/2021	200,000	207,750
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 5.000% 06/15/2028 Callable @ 102.500 06/15/2023	15,000	15,937
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 4.625% 06/15/2025	17,000	17,829
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025 Callable @ 101.833 04/15/2021	45,000	18,000
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023 Callable @ 100.000 10/15/2021	60,000	24,600
Molina Healthcare Inc - 144A 3.875% 11/15/2030 Callable @ 100.000 08/17/2030	40,000	42,750
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 105.625 04/01/2022	75,000	80,668
Prestige Brands Inc - 144A 6.375% 03/01/2024 Callable @ 101.594 03/01/2021	55,000	56,100
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 102.625 12/15/2022	22,000	22,825
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	49,218
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	10,000	9,987
*Tenet Healthcare Corp 6.750% 06/15/2023	45,000	48,825
Tenet Healthcare Corp 4.625% 07/15/2024 Callable @ 101.156 07/15/2021	5,000	5,093
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 103.125 02/01/2022	117,000	123,248
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 102.438 03/01/2022	381,000	397,432
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	85,000	89,675
Tenet Healthcare Corp - 144A 7.500% 04/01/2025 Callable @ 103.750 04/01/2022	30,000	32,414
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	6,000	6,300
*Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025 Callable @ 102.042 04/15/2021	315,000	322,780
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024 Callable @ 101.750 03/15/2021	145,000	148,154
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 101.375 11/01/2021	75,000	77,227
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 104.500 12/15/2021	290,000	318,333
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 104.625 04/01/2022	30,000	33,297
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 104.250 07/31/2022	99,000	109,860
		$4,872,414

Industrials (10.2%)
ACCO Brands Corp - 144A 5.250% 12/15/2024 Callable @ 101.313 12/15/2021	135,000	$138,712
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	14,000	14,175
Arconic Inc 5.900% 02/01/2027	95,000	110,675
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	35,000	34,934
American Woodmark Corp - 144A 4.875% 03/15/2026 Callable @ 102.438 03/15/2021	100,000	102,250
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	30,000	32,173
Arconic Corp - 144A 6.000% 05/15/2025 Callable @ 103.000 05/15/2022	48,000	51,619
Ashtead Capital Inc - 144A 4.125% 08/15/2025 Callable @ 102.063 08/15/2021	200,000	205,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.250% 03/15/2025 Callable @ 101.750 03/15/2021	75,000	74,812
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 6.375% 04/01/2024 Callable @ 101.594 04/01/2021	155,000	156,550
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	5,000	5,052
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 10.500% 05/15/2025 Callable @ 107.875 05/15/2022	85,000	100,126
BWX Technologies Inc - 144A 5.375% 07/15/2026 Callable @ 102.688 07/15/2021	50,000	51,706
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	29,000	30,305
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 102.500 03/15/2021	90,000	84,262
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 102.750 07/15/2022	40,000	42,500
Clean Harbors Inc - 144A 4.875% 07/15/2027 Callable @ 102.438 07/15/2022	20,000	21,057
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 104.313 10/15/2021	41,000	43,562
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 101.875 08/01/2022	34,000	34,680
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	26,000	25,752
General Motors Co 6.800% 10/01/2027 Callable @ 103.063 08/01/2027	15,000	19,267
General Motors Co 6.125% 10/01/2025 Callable @ 100.000 09/01/2025	30,000	36,159
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	14,000	15,137
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	75,000	79,312
Hillman Group Inc/The - 144A 6.375% 07/15/2022	120,000	119,456
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 102.750 07/15/2022	115,000	121,233
(4)Hertz Corp/The 6.250% 10/15/2022	25,000	15,562
(4)Hertz Corp/The - 144A 5.500% 10/15/2024 Callable @ 101.375 10/15/2021	148,000	91,760
(4)Hertz Corp/The - 144A 7.625% 06/01/2022 Callable @ 100.000 06/01/2021	33,000	33,660
(4)Hertz Corp/The - 144A 7.125% 08/01/2026 Callable @ 103.563 08/01/2022	80,000	49,600
(4)Hertz Corp/The - 144A 6.000% 01/15/2028 Callable @ 103.000 01/15/2023	20,000	12,600
Hexion Inc - 144A 7.875% 07/15/2027 Callable @ 103.938 07/15/2022	65,000	69,469
Howmet Aerospace Inc 6.875% 05/01/2025 Callable @ 100.000 04/01/2025	30,000	35,025
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	44,990
Jeld-Wen Inc - 144A 4.625% 12/15/2025 Callable @ 101.156 12/15/2021	45,000	45,900
Jeld-Wen Inc - 144A 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	5,000	5,250
Jeld-Wen Inc - 144A 6.250% 05/15/2025 Callable @ 103.124 05/15/2022	45,000	48,262
Manitowoc Foodservice Inc 9.500% 02/15/2024 Callable @ 102.375 02/15/2021	30,000	30,894
Masonite International Corp - 144A 5.750% 09/15/2026 Callable @ 102.875 09/15/2021	18,000	18,787
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	32,000	34,260
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	69,000	72,678
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	90,000	98,437
Mueller Water Products Inc - 144A 5.500% 06/15/2026 Callable @ 102.750 06/15/2021	25,000	25,875
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026 Callable @ 105.063 08/01/2021	45,000	47,608
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	35,000	36,137
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	38,000	37,586
ADT Security Corp/The - 144A 4.875% 07/15/2032	138,000	149,385
RBS Global Inc / Rexnord LLC - 144A 4.875% 12/15/2025 Callable @ 101.219 12/15/2021	20,000	20,435
SPX FLOW Inc - 144A 5.875% 08/15/2026 Callable @ 102.938 08/15/2021	45,000	46,912
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	193,050
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	2,205
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	18,473
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.500% 10/20/2025	36,667	39,168
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.750% 10/20/2028	51,334	56,794
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 103.750 04/15/2022	48,000	51,490
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 102.750 10/15/2022	25,000	26,219
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	35,000	36,444
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	90,000	94,864
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	22,000	21,725
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	20,000	20,570
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	43,584
Terex Corp - 144A 5.625% 02/01/2025 Callable @ 102.813 02/01/2021	120,000	122,850
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 103.125 03/15/2022	70,000	73,825
TriMas Corp - 144A 4.875% 10/15/2025	60,000	61,125
Triumph Group Inc 7.750% 08/15/2025 Callable @ 103.875 08/15/2021	75,000	70,312
Triumph Group Inc - 144A 6.250% 09/15/2024 Callable @ 101.563 09/15/2021	10,000	9,856
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	6,000	6,600
United Rentals North America Inc 3.875% 02/15/2031 Callable @ 101.938 08/15/2025	35,000	36,585
United Rentals North America Inc 5.875% 09/15/2026 Callable @ 102.938 09/15/2021	35,000	36,879
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 102.750 05/15/2022	90,000	96,175
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	15,000	15,994
Wabash National Corp - 144A 5.500% 10/01/2025 Callable @ 101.375 10/01/2021	90,000	91,800
WESCO Distribution Inc - 144A 7.125% 06/15/2025	60,000	65,400
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	60,000	67,402
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	19,673
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	20,000	16,600
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	109,000	103,823
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 106.375 11/15/2021	5,000	4,775
XPO Logistics Inc - 144A 6.125% 09/01/2023 Callable @ 100.000 09/01/2021	20,000	20,394
		$4,346,942

Information Technology (4.6%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 104.313 08/15/2021	64,000	$67,440
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	43,050
BY Crown Parent LLC / BY Bond Finance Inc - 144A 4.250% 01/31/2026 Callable @ 102.125 07/31/2022	29,000	29,725
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	40,000	40,478
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	38,000	39,045
CDK Global Inc - 144A 5.250% 05/15/2029 Callable @ 102.625 05/15/2024	27,000	29,263
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 102.125 10/01/2022	60,000	62,550
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	29,000	29,186
Cogent Communications Group Inc - 144A 5.375% 03/01/2022 Callable @ 100.000 12/01/2021	70,000	71,695
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 102.000 06/15/2021	103,000	105,060
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 104.125 03/01/2022	90,000	96,750
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 103.000 03/01/2022	125,000	132,344
Dell International LLC / EMC Corp 6.100% 07/15/2027 Callable @ 100.000 05/15/2027	15,000	18,553
Dell International LLC / EMC Corp 6.200% 07/15/2030 Callable @ 100.000 04/15/2030	15,000	19,158
Diebold Nixdorf Inc - 144A 9.375% 07/15/2025 Callable @ 104.688 07/15/2022	8,000	8,850
Entegris Inc - 144A 4.625% 02/10/2026	100,000	103,562
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	20,000	21,100
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	35,000	36,914
Gartner Inc - 144A 3.750% 10/01/2030 Callable @ 101.875 10/01/2025	19,000	19,594
MTS Systems Corp - 144A 5.750% 08/15/2027 Callable @ 102.875 08/15/2022	25,000	27,155
Microchip Technology Inc - 144A 4.250% 09/01/2025	22,000	23,038
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 102.875 09/01/2022	80,000	84,000
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	75,000	80,812
NCR Corp - 144A 8.125% 04/15/2025 Callable @ 104.063 04/15/2022	24,000	26,280
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	25,000	25,687
Nuance Communications Inc 5.625% 12/15/2026 Callable @ 102.813 12/15/2021	25,000	26,322
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	88,000	91,190
Plantronics Inc - 144A 5.500% 05/31/2023 Callable @ 100.000 05/15/2021	70,000	70,262
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	30,000	31,568
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 104.125 03/30/2022	90,000	95,419
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	104,842
Sabre GLBL Inc - 144A 9.250% 04/15/2025	30,000	35,593
Science Applications International Corp - 144A 4.875% 04/01/2028 Callable @ 102.438 04/01/2023	15,000	15,787
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 102.563 08/15/2021	20,000	20,200
Switch Ltd 3.750% 09/15/2028 Callable @ 101.875 09/15/2023	18,000	18,381
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	210,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A 3.875% 02/01/2029 Callable @ 101.938 02/01/2024	12,000	12,120
		$1,972,973

Materials (7.4%)
Alcoa Nederland Holding BV - 144A 7.000% 09/30/2026 Callable @ 103.500 09/30/2021	200,000	$211,103
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	31,000	32,553
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	200,000	207,850
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	157,350
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 102.438 07/15/2022	90,000	96,150
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	45,000	48,558
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	10,862
BWAY Holding Co - 144A 5.500% 04/15/2024 Callable @ 101.375 04/15/2021	122,000	123,372
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025 Callable @ 101.813 04/15/2021	95,000	93,646
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	30,000	32,802
Chemours Co/The 7.000% 05/15/2025	75,000	77,531
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	18,000	18,630
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	55,000	63,686
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	35,000	35,239
Forterra Finance LLC / FRTA Finance Corp 6.500% 07/15/2025 Callable @ 103.250 07/15/2022	30,000	31,950
Freeport McMoRan Inc 4.125% 03/01/2028 Callable @ 102.063 03/01/2023	66,000	69,419
Freeport McMoRan Inc 4.375% 08/01/2028 Callable @ 102.188 08/01/2023	37,000	39,208
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026 Callable @ 102.750 04/15/2021	140,000	142,800
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,852
Greif Inc - 144A 6.500% 03/01/2027 Callable @ 103.250 03/01/2022	65,000	69,306
Huntsman International LLC 5.125% 11/15/2022 Callable @ 100.000 08/15/2022	100,000	106,247
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024 Callable @ 100.000 08/01/2021	200,000	203,542
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 105.250 07/15/2022	45,000	49,894
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 103.375 07/15/2022	120,000	129,024
Macy's Inc 8.375% 06/15/2025 Callable @ 104.188 06/15/2022	49,000	54,267
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	30,750
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	95,000	99,037
Novelis Corp - 144A 5.875% 09/30/2026 Callable @ 101.958 09/30/2022	45,000	47,137
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	47,328
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	48,000	52,004
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 103.625 04/01/2021	75,000	77,250
+^(1)(4)Reichhold Industries Inc .000% (11.000%) 05/08/2040	97,425	0
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 102.625 12/15/2021	135,000	141,750
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	15,015
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	19,000	19,997
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 101.792 09/01/2021	110,000	112,750
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 102.750 08/15/2022	200,000	210,865
United States Steel Corp - 144A 12.000% 06/01/2025	35,000	40,600
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	36,575
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 107.125 07/01/2022	40,000	43,800
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 102.875 07/15/2021	50,000	49,375
		$3,140,074

Real Estate (1.2%)
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023 Callable @ 100.000 04/15/2021	30,000	$30,637
Communications Sales & Leasing Inc / CSL Capital LLC 8.250% 10/15/2023 Callable @ 100.000 04/15/2021	21,000	21,286
Corrections Corp of America 4.625% 05/01/2023 Callable @ 100.000 02/01/2023	88,000	82,808
Corrections Corp of America 5.000% 10/15/2022 Callable @ 100.000 07/15/2022	25,000	23,875
ESH Hospitality Inc - 144A 5.250% 05/01/2025 Callable @ 101.750 05/01/2021	60,000	61,200
GEO Group Inc/The 5.125% 04/01/2023 Callable @ 100.000 04/01/2021	20,000	17,100
GEO Group Inc/The 5.875% 01/15/2022	65,000	61,425
GEO Group Inc/The 5.875% 10/15/2024 Callable @ 100.979 10/15/2021	60,000	45,300
#Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	20,025
#Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	20,000
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	37,000	41,604
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 102.500 08/15/2022	40,000	41,232
RHP Hotel Properties LP / RHP Finance Corp 5.000% 04/15/2023 Callable @ 100.000 04/15/2021	65,000	65,223
		$531,715

Utilities (1.0%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	70,000	$80,323
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025 Callable @ 100.000 02/20/2025	40,000	44,000
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 102.625 06/01/2021	14,000	14,455
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	24,000	24,240
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	30,825
NRG Energy Inc 7.250% 05/15/2026 Callable @ 103.625 05/15/2021	40,000	41,940
NRG Energy Inc 6.625% 01/15/2027 Callable @ 103.313 07/15/2021	35,000	36,772
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	23,000	23,527
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	18,742
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	43,159
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	11,023
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 102.813 02/15/2022	47,000	49,765
		$418,771

TOTAL CORPORATE BONDS (COST: $35,842,142)		$36,969,524

COMMON STOCKS (2.3%)
Communication Services (0.0%)	Shares
(3)iHeartMedia Inc	223	$3,242

Consumer Discretionary (1.1%)
VICI Properties, Inc	58	$308,568
(3)Clear Channel Outdoor Holdings Inc	4,640	9,234
+^MyTheresa Series B Common Shares	21,326	133,925
NMG Equity Shares	203	13,261
^NMG Equity Shares	37	2,405
+^(3)Claire's Stores	58	14,500
		$481,893

Energy (0.6%)
^EP Energy Corp	2,035	$81,400
Oasis Petroleum	1,966	73,666
Whiting Petroleum	2,108	42,877
(3)Battalion Oil Corp	424	3,116
Denbury Resources	2,181	62,398
+^(3)Remainco LLC	2,633	3,172
		$266,629
Health Care (0.1%)
+^(3)International Oncology Care Inc	1,631	$21,758

Industrials (0.0%)
+^(3)Remington Outdoor Co	1,284	$0
+^(3)Remington Outdoor Com	125,000	0
		$0

Material (0.5%)
+^(3)Reichhold Cayman	162	$205,416
		205,416

TOTAL COMMON STOCK (COST: $1,196,717)		$978,938

CONVERTIBLE PREFERRED STOCKS (0.3%)
Consumer Discretionary (0.3%)	Shares
+^Claire's Stores Inc 14.000%	37	$72,150
+^Myt Holding Co - 144A Series A	63,473	74,898
		147,048

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $93,035)		$147,048

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3)iHeartMedia	1,679	$19,727

Consumer Discretionary (0.0%)
+^(3)NMG Warrants	690	$7

Industrials (0.0%)
+^(3)Remington Outdoor Co	1,295	$0

TOTAL WARRANTS (COST: $41,398)		$19,734

TOTAL INVESTMENTS IN SECURITIES (COST: $37,173,292) (89.2%)		$38,115,244

OTHER ASSETS LESS LIABILITIES (10.8%)		$4,611,201

NET ASSETS (100%)		$42,726,445

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2021.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $706,967, representing 1.7% of net assets as of January 31, 2021.
#When-issued purchase as of January 31, 2021.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $21,059,386, representing 49.3% of net assets as of January 31, 2021.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

Energy	78.9%
Utilities	10.1%
Industrials	4.9%
Cash Equivalents and Other	2.7%
Information Technologies	2.5%
Consumer Staples	0.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (97.3%)

Energy (78.9%)
Archrock Inc	30,000	$3,459,300
Baker Hughes a GE Co	660,000	1,406,300
Cabot Oil & Gas Corp	50,000	3,849,300
Cactus Inc	200,000	5,109,000
Canadian Natural Resources Ltd	175,000	903,200
Apergy Corp	390,000	5,045,700
*Cheniere Energy Inc	60,000	4,433,100
Chevron Corp	10,000	852,000
Conoco Phillips	35,000	2,027,920
DMC Global Inc	69,000	3,430,200
Diamondback Energy Inc	65,000	4,365,130
Enbridge Inc	20,000	4,032,000
Exxon Mobil Corp	35,000	2,017,800
Helmerich & Payne Inc	21,000	1,092,600
HollyFrontier Corp	50,000	3,984,400
Kinder Morgan Inc/De	65,000	3,801,600
*Magnolia Oil & Gas Corp	40,000	762,300
New Fortress Energy Inc	100,000	1,117,000
Nextier Oilfield Solutions Inc	240,000	166,000
Pembina Pipeline Corp	205,000	2,367,000
Phillips 66	10,000	5,085,000
Pioneer Natural Resources Co	200,000	6,962,873
*ProPetro Holding Corp	430,000	2,636,700
Solaris Oilfield Infrastructure Inc	70,000	2,002,000
TC Energy Corp	70,000	2,146,500
Valero Energy Corp	15,000	2,257,200
Williams Cos Inc/The	330,000	2,335,300
National Energy Services Reunited Corp	120,000	1,401,400
		79,048,823
Industrials (4.9%)
Bloom Energy Corp	60,000	1,012,390
FuelCell Energy Inc	78,000	1,349,400
Quanta Services Inc	60,000	1,268,460
Sunrun Inc	160,000	1,246,860
		4,877,110
Consumer Staples (0.9%)
Darling Ingredients Inc	30,000	930,150

Information Technologies (2.5%)
*First Solar Inc	80,000	1,090,650
*SolarEdge Technologies Inc	290,000	1,441,650
		2,532,300
Utilities (10.1%)
ALLETE Inc	30,000	1,696,680
Alliant Energy Corp	8,000	1,216,250
Ameren Corp	15,000	1,090,800
Entergy Corp	6,000	953,300
Exelon Corp	45,000	2,078,000
Sunnova Energy International Inc	60,000	3,069,500
		10,104,530

TOTAL COMMON STOCKS (COST: $81,473,940)		$97,492,913

OTHER ASSETS AND LIABILITIES (2.7%)		$2,719,987

NET ASSETS (100.0%)		$100,212,900

* Non-income producing

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND

PORTFOLIO MARKET SECTORS January 31, 2021(unaudited)

Mortgage Backed Securities	96.3%
Cash Equivalents and Other	2.0%
U.S. Government Note/Bonds	1.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (85.0%)

Fannie Mae Pool (31.9%)
FN BM1244 3.5% 6/1/2032	$273,670	$294,350
FN 555326 5.5% 4/1/2033	117,129	137,146
FN AL5259 3.5% 5/1/2029	183,478	197,518
FN AL6206 3.5% 6/1/2028	251,331	267,303
FN AL9858 3% 3/1/2030	194,263	205,376
FN MA4094 2.5% 8/1/2040	374,432	394,345
FN MA3067 3.5% 7/1/2047	206,766	216,608
FN BM3428 3.5% 1/1/2033	95,127	102,576
FN BQ5343 2.5% 10/1/2050	202,285	213,090
FN BJ0664 3% 3/1/2033	155,176	167,458
FN BQ4348 2% 12/1/2035	348,011	363,816
FN FM5376 2% 1/1/2036	597,212	624,103
FN FM3903 2% 8/1/2040	329,479	340,431
FN 745751 5.5% 9/1/2035	26,979	31,517
FN BM1231 3.5% 11/1/2031	279,443	300,472
FN FM1487 4% 9/1/2039	62,514	67,799
FN 888073 5.5% 2/1/2035	20,436	23,752
FN 890156 5% 5/1/2023	1,572	1,645
FN 995865 4.5% 7/1/2024	38,149	40,038
FN MA0949 3.5% 1/1/2032	77,670	83,231
FN 555531 5.5% 6/1/2033	103,715	120,493
FN MA3928 2.5% 2/1/2030	553,795	581,317
FN AL7654 3% 9/1/2035	189,315	200,125
FN MA4076 3% 7/1/2035	433,307	457,581
FN MA3689 4% 5/1/2029	200,236	214,394
FN CA1939 4% 6/1/2028	262,012	279,843
FN BN6656 3.5% 5/1/2034	314,943	334,947
FN AS9698 3.5% 5/1/2032	391,693	421,715
FN MA4054 2.5% 6/1/2040	344,815	363,347
FN MA3725 3.5% 7/1/2049	172,657	180,185
FN MA3101 4.5% 8/1/2047	185,418	203,047
FN CA6065 3% 6/1/2050	378,442	391,921
FN MA4045 2% 6/1/2040	356,264	368,184
FN MA3071 4% 7/1/2037	155,149	168,259
FN FM2209 3.5% 1/1/2035	135,568	144,879
FN 47935 4.86% 5/1/2027, (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	780	792
FN 252284 6.5% 1/1/2029	55,911	63,820
FN 323591 6.5% 3/1/2029	12,756	14,337
FN AS5093 2.5% 6/1/2030	503,563	540,666
FN 748375 2.133% 8/1/2033	758	768
FN CA5979 3% 5/1/2050	226,555	234,643
FN BP8780 3% 7/1/2050	472,850	501,491
FN MA3986 3.5% 4/1/2035	349,162	371,339
		10,230,668
Fannie Mae REMICS (0.0%)
FNR 2005-62 CQ 4.75% 7/25/2035	792	796

Fannie Mae-Aces (2.6%)
FNA 2020-M10 X6 1.378% 8/25/2028 (b)(c)	3,600,000	335,804
FNA 2019-M32 X2 1.063% 10/25/2029 (b)(c)	4,300,000	341,609
FNA 2011-M4 A2 3.726% 6/25/2021	76,199	76,636
FNA 2011-M8 A2 2.922% 8/25/2021	89,602	90,314
		844,363
FHLMC-GNMA (0.1%)
FHG 23 FC 0.58% 11/25/2023, (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	34,383	34,413

Freddie Mac Pool (9.6%)
FR RC1727 2% 12/1/2035	572,820	598,613
FR QN3769 2% 10/1/2035	685,781	716,660
FR ZS8670 3.5% 9/1/2032	301,631	324,330
FR SB8042 3.5% 4/1/2035	661,662	703,875
FR ZT1348 3.5% 10/1/2038	152,339	161,821
FR ZS8598 3% 2/1/2031	272,249	288,097
FR ZS8686 3% 2/1/2033	208,989	220,735
FR RB5012 3.5% 10/1/2039	55,038	58,580
		3,072,710
Freddie Mac Gold Pool (11.6%)
FG G18655 3% 8/1/2032	346,729	368,032
FG G18524 3% 9/1/2029	235,983	249,657
FG G18605 3% 6/1/2031	208,430	220,586
FG G16502 3.5% 5/1/2033	250,218	267,136
FG G01584 5% 8/1/2033	49,203	56,646
FG G30289 7% 9/1/2025	21,928	22,794
FG G13390 6% 1/1/2024	8,205	8,461
FG G13007 5% 3/1/2023	12,258	12,833
FG G13610 5.5% 2/1/2024	9,062	9,387
FG G13692 5.5% 2/1/2024	4,591	4,733
FG G14160 6% 1/1/2024	405	409
FG G14350 4% 12/1/2026	50,660	53,945
FG G14441 4% 3/1/2027	128,532	137,019
FG G14904 4.5% 12/1/2021	58	61
FG G16406 3% 1/1/2028	130,351	137,572
FG G18601 3% 5/1/2031	316,767	335,311
FG J12635 4% 7/1/2025	32,596	34,659
FG C91993 3.5% 5/1/2038	306,153	325,156
FG NB0014 3.5% 4/1/2049	531,227	564,073
FG G04913 5% 3/1/2038	46,002	53,440
FG H09207 6.5% 8/1/2038	14,067	15,789
FG G18596 3% 4/1/2031	801,097	847,763
		3,725,460
Freddie Mac Multifamily Structured Pass Through Certificates (7.9%)
FHMS K724 X1 0.263822% 11/25/2023 (b)(c)	4,889,060	30,606
FHMS Q004 A2H 2.725914% 1/25/2046 (b)	369,292	368,408
FHMS Q007 APT1 2.984747% 10/25/2047 (b)	124,838	128,042
FHMS KJ27 A1 2.092% 7/25/2024	107,274	110,833
FHMS K078 XAM 0.007808% 6/25/2028 (b)(c)	33,580,000	162,259
FHMS Q009 A 0.49388% 4/25/2024, (1 Month LIBOR USD + 0.350%), 04/25/2024 (a)	284,084	283,764
FHMS K111 X1 1.572423% 5/25/2030 (b)(c)	3,076,972	392,612
FHMS K030 A1 2.779% 9/25/2022	190,521	193,843
FHMS K023 X1 1.219166% 8/25/2022 (b)(c)	4,288,932	69,884
FHMS Q001 A1 1.701% 4/25/2021	47,207	47,246
FHMS KJ28 A1 1.766% 2/25/2025	363,726	375,845
FHMS K736 X1 1.311822% 7/25/2026 (b)(c)	6,477,204	388,723
		2,552,064
Freddie Mac REMICS (1.1%)
FHR 4818 BD 3.5% 3/15/2045	126,675	131,147
FHR 4824 KQ 4% 6/15/2046	179,589	187,637
FHR 2824 EB 5% 7/15/2024	2,014	2,117
FHR 2344 ZD 6.5% 8/15/2031	14,746	17,143
FHR 3784 PD 4% 1/15/2026	11,714	12,155
		350,199
Freddie Mac Structured Pass Through Certificates (0.7%)
FRESR 2017-SR01 A2 2.75% 11/25/2022	238,469	242,593

FRESB Mortgage Trust (4.2%)
FRESB 2019-SB60 A5H 3.07% 1/25/2039, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	460,067	480,487
FRESB 2016-SB13 A5H 2.06% 1/25/2036, (1 Month LIBOR USD + 0.700%), 01/25/2036 (a)	270,193	270,041
FRESB 2016-SB16 A5H 2.13% 5/25/2036, (1 Month LIBOR USD + 0.700%), 05/25/2036 (a)	266,490	266,514
FRESB 2015-SB7 A5 0.84388% 9/25/2035, (1 Month LIBOR USD + 0.700%), 09/25/2035 (a)	198,464	198,919
FRESB 2015-SB2 A5 0.84388% 7/25/2035, (1 Month LIBOR USD + 0.700%), 07/25/2035 (a)	119,477	119,608
FRESB 2015-SB3 A5 0.84388% 8/25/2042, (1 Month LIBOR USD + 0.700%), 08/25/2042 (a)	3,769	3,770
		1,339,338
Ginnie Mae I Pool (0.5%)
GN 741854 4% 5/15/2025	59,445	63,166
GN 782618 4.5% 4/15/2024	102,533	107,746
		170,912
Ginnie Mae II Pool (1.0%)
G2 MA5468 5% 9/20/2048	163,594	178,994
G2 MA6402 4.5% 1/20/2050	123,311	130,385
		309,379
Government National Mortgage Association (13.0%)
GNR 2020-40 IO 1.20904% 1/16/2062 (b)(c)	2,992,957	277,579
GNR 2018-170 IO 0.72824% 11/16/2060 (b)(c)	1,057,195	80,506
GNR 2017-76 IO 0.89414% 12/16/2056 (b)(c)	3,994,116	228,431
GNR 2014-120 IO 0.62047% 4/16/2056 (b)(c)	3,065,970	82,263
GNR 2017-28 IO 0.65367% 2/16/2057 (b)(c)	3,619,259	180,851
GNR 2020-190 IO 1.06049% 11/16/2062 (b)(c)	1,597,933	148,995
GNR 2013-33 IO 0.58427% 4/16/2054 (b)(c)	9,656,398	130,265
GNR 2015-97 A 2.4% 4/16/2043	420,108	428,249
GNR 2014-138 IO 0.67434% 4/16/2056 (b)(c)	1,247,338	44,998
GNR 2020-H12 IJ 1.55808% 7/20/2070	3,005,180	277,078
GNR 2013-116 KM 3% 9/20/2041	180,395	181,883
GNR 2018-137 AB 3.5% 10/20/2048	134,857	142,400
GNR 2020-H04 IO 2.24881% 2/20/2070 (b)(c)	1,073,691	87,291
GNR 2020-H19 SI 1.6045% 10/20/2070	1,706,242	86,947
GNR 2013-15 IO 0.53575% 8/16/2051 (b)(c)	3,715,012	84,947
GNR 2013-17 IO 0.38843% 6/16/2054 (b)(c)	3,612,515	51,966
GNR 2013-40 IO 0.56509% 6/16/2054 (b)(c)	3,327,645	72,526
GNR 2013-55 AB 1.5787% 12/16/2042	185,031	186,181
GNR 2013-105 IO 0.34978% 6/16/2054 (b)(c)	5,383,998	48,494
GNR 2013-107 ID 0.37757% 11/16/2047 (b)(c)	2,874,622	32,380
GNR 2013-101 IO 0.29028% 10/16/2054 (b)(c)	3,700,117	66,332
GNR 2014-54 IO 0.38589% 9/16/2055 (b)(c)	4,842,758	98,473
GNR 2014-73 IO 0.53088% 4/16/2056 (b)(c)	4,209,897	96,916
GNR 2013-156 IO 0.49645% 6/16/2055 (b)(c)	3,771,712	68,724
GNR 2014-1 IO 0.23636% 9/16/2055 (b)(c)	4,406,406	63,800
GNR 2014-155 IB 1.34759% 8/16/2055 (b)(c)	572,284	34,152
GNR 2015-130 IO 0.80148% 7/16/2057 (b)(c)	2,229,465	80,245
GNR 2012-95 IO 0.44081% 2/16/2053 (b)(c)	12,256,541	187,954
GNR 2020-H12 IG 2.11161% 7/20/2070 (b)(c)	3,318,759	239,283
GNR 2020-H11 IO 1.61292% 6/20/2070 (b)(c)	4,775,388	374,868
		4,164,976
Seasoned Credit Risk Transfer Trust Series (0.8%)
SCRT 2020-3 M5TW 3% 5/25/2060	135,218	144,560
SCRT 2018-3 MA 3.5% 8/25/2057	99,258	106,629
		251,189

TOTAL MORTGAGE BACKED SECURITIES (Cost: $29,217,995)		$27,289,063

U.S. GOVERNMENT NOTES/BONDS (1.0%)
United States Treasury Inflation Indexed Bonds
0.625%, 04/15/2023	345,734	366,174
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $347,666)		$366,174

SHORT-TERM INVESTMENTS (12.0%)
Morgan Stanley Institutional Liquidity Fund, 0.140% (d)	3,838,213	3,838,213
TOTAL SHORT-TERM INVESTMENTS (Cost $3,838,213)		$3,838,213

TOTAL INVESTMENTS (Cost $33,403,874) (98.0%)		$31,493,450

OTHER ASSETS LESS LIABILITIES (2.0%)		$640,856

NET ASSETS (100.0%)		$32,134,306

(a) Variable rate security; the rate shown represents the rate at January 31, 2021. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at January 31, 2021. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of January 31, 2021.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | January 31, 2021 (unaudited)

	Dividend	Energized	ESG Growth
	Harvest	Dividend	& Income
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$143,578,800	$4,343,792	$39,648,042

Investments in securities, at value	$149,752,484	$3,988,712	$60,228,521
Cash and cash equivalents	2,498,750	310,987	2,303,413
Receivable for Fund shares sold	165,697	2,590	55,992
Accrued dividends receivable	477,998	11,677	96,215
Accrued interest receivable	6	2	27
Receivable from affiliate	70,696	7,910	27,440
Prepaid expenses	29,044	4,769	19,674
Other assets	0	0	0
Total assets	$152,997,460	$4,326,647	$62,731,282

LIABILITIES
Payable for Fund shares redeemed	205,903	18,309	17,932
Trustees’ fees payable	18,042	580	5,685
Payable to affiliates	187,622	10,592	86,092
Accrued expenses	17,013	2,587	6,047
Total liabilities	$428,580	$32,068	$115,748

NET ASSETS	$152,568,880	$4,294,579	$62,615,534

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$156,468,398	$7,154,622	$41,749,094
Distributable earnings (accumulated losses)	(3,899,518)	(2,860,043)	20,866,440

NET ASSETS	$152,568,880	$4,294,579	$62,615,534

Net Assets - Class A	$79,295,719	$1,996,265	$44,212,871
Net Assets - Class C	$14,050,625	$373,888	$2,543,301
Net Assets - Class I	$59,222,536	$1,924,426	$15,859,362
Shares outstanding - Class A	5,898,210	276,550	642,757
Shares outstanding - Class C	1,053,438	51,969	37,769
Shares outstanding - Class I	4,401,465	266,730	230,522
Net asset value per share - Class A*	$13.44	$7.21	$68.79
Maximum sales charge - Class A	5.00%	5.00%	5.00%
Public offering price per share - Class A	$14.15	$7.59	$72.41
Net asset value per share - Class C*	$13.34	$7.19	$67.34
Net asset value per share - Class I	$13.46	$7.21	$68.80

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | January 31, 2021 (unaudited)

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$37,173,292	$81,473,940	$33,403,874

Investments in securities, at value	$38,115,244	$97,492,913	$31,493,450
Cash and cash equivalents	4,268,312	2,947,256	4
Security sales receivable	0	0	868,563
Receivable for Fund shares sold	91,199	41,410	0
Accrued dividends receivable	0	114,552	0
Accrued interest receivable	566,526	19	162,276
Receivable from affiliate	22,851	11,053	9,118
Prepaid expenses	12,374	24,472	6,413
Total assets	$43,078,508	$100,631,675	$32,539,824

LIABILITIES
Payable for securities purchased	$248,131	$0	$317,920
Payable for Fund shares redeemed	9,983	202,458	60,076
Distributions payable	30,395	(25)	0
Trustees’ fees payable	4,520	11,621	3,017
Payable to affiliates	54,106	157,276	18,452
Accrued expenses	4,928	47,445	6,053
Total liabilities	$352,063	$418,775	$405,518

NET ASSETS	$42,726,445	$100,212,900	$32,134,306

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$42,846,003	$326,713,601	$39,530,368
Distributable earnings (accumulated losses)	(119,558)	(226,500,701)	(7,396,062)

NET ASSETS	$42,726,445	$100,212,900	$32,134,306

Net Assets - Class A	$26,394,857	$75,802,325	$637,745
Net Assets - Class C	$3,067,772	$11,011,113	$ N/A
Net Assets - Class I	$13,263,816	$13,399,462	$31,496,561
Shares outstanding - Class A	3,312,071	23,140,316	70,044
Shares outstanding - Class C	384,094	3,386,852	N/A
Shares outstanding - Class I	1,665,842	4,121,541	3,459,291
Net asset value per share - Class A*	$7.97	$3.28	$9.10
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$8.32	$3.45	$9.29
Net asset value per share - Class C*	$7.99	$3.25	N/A
Net asset value per share - Class I	$7.96	$3.25	$9.10

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2021 (unaudited)

	Dividend	Energized	ESG Growth
	Harvest	Dividend	& Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $33,360, $4,642, and $0, respectively)	$3,639,616	$141,129	$505,987
Interest	49	5	158
Total investment income	$3,639,665	$141,134	$506,145

EXPENSES
Investment advisory fees	$572,417	$16,711	$272,944
Distribution (12b-1) fees - Class A	101,466	2,295	53,430
Distribution (12b-1) fees - Class C	73,023	1,323	0
Transfer agent fees	143,430	10,060	55,179
Administrative service fees	131,048	27,316	62,409
Professional fees	18,245	1,859	6,823
Reports to shareholders	6,970	414	2,942
License, fees, and registrations	23,949	6,365	10,501
Audit fees	14,102	411	5,031
Trustees’ fees	8,044	234	2,870
Transfer agent out-of-pockets	15,629	1,038	6,775
Custodian fees	0	0	0
Legal fees	7,146	208	2,550
Insurance expense	1,461	61	410
Total expenses	$1,116,930	$68,295	$481,864
Less expenses waived or reimbursed (See Note 7)	(408,364)	(46,895)	(152,466)
Total net expenses	$708,566	$21,400	$329,398

NET INVESTMENT INCOME (LOSS)	$2,931,099	$119,734	$176,747

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$6,914,990	$(638,563)	$258,390
Net change in unrealized appreciation (depreciation) of investments	1,494,935	1,100,347	6,237,091
Net realized and unrealized gain (loss) on investments	$8,409,925	$461,784	$6,495,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,341,024	$581,518	$6,672,228

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2021 (unaudited)

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $37,539, and $0, respectively)	$14,309	$1,375,677	$0
Interest	999,348	81	674,076
Total investment income	$1,013,657	$1,375,758	$674,076

EXPENSES
Investment advisory fees	$166,743	$225,183	$50,336
Distribution (12b-1) fees - Class A	32,438	175,196	125
Distribution (12b-1) fees - Class C	14,349	50,320	0
Transfer agent fees	29,590	87,115	23,155
Administrative service fees	51,660	87,248	41,594
Professional fees	5,565	16,061	4,420
Reports to shareholders	1,306	23,517	508
License, fees, and registrations	10,072	18,407	15,141
Audit fees	3,623	8,286	4,626
Trustees’ fees	2,066	4,727	1,890
Transfer agent out-of-pockets	2,953	49,974	887
Custodian fees	0	0	3,253
Legal fees	1,836	4,199	1,750
Insurance expense	387	2,291	488
Total expenses	$322,588	$752,524	$148,173
Less expenses waived or reimbursed (See Note 7)	(130,543)	(77,359)	(55,898)
Total net expenses	$192,045	$675,165	$92,275

NET INVESTMENT INCOME (LOSS)	$821,612	$700,593	$581,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(337,682)	$(5,677,754)	$(511,266)
Net change in unrealized appreciation (depreciation) of investments	1,941,694	27,040,269	272,050
Net realized and unrealized gain (loss) on investments	$1,604,012	$21,362,515	$(239,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,425,624	$22,063,108	$342,585

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2021 (unaudited)

	Dividend	Energized	ESG Growth
	Harvest	Dividend	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,931,099	$119,734	$176,747
Net realized gain (loss) from investment transactions	6,914,990	(638,563)	258,390
Net change in unrealized appreciation (depreciation) of investments	1,494,935	1,100,347	6,237,091
Net increase (decrease) in net assets resulting from operations	$11,341,024	$581,518	$6,672,228

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,539,877)	$(47,779)	$(272,423)
Distributions - Class C	(223,731)	(5,777)	(21,036)
Distributions - Class I	(1,167,119)	(66,159)	(104,982)
Total distributions	$(2,930,727)	$(119,715)	$(398,441)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,380,050	$201,692	$1,948,489
Proceeds from sale of shares - Class C	936,398	203,834	1,250,853
Proceeds from sale of shares - Class I	10,710,116	77,811	9,624,595
Proceeds from reinvested dividends - Class A	1,382,194	44,542	258,007
Proceeds from reinvested dividends - Class C	208,978	5,777	19,728
Proceeds from reinvested dividends - Class I	945,031	51,554	92,356
Cost of shares redeemed - Class A	(10,698,660)	(275,958)	(2,557,942)
Cost of shares redeemed - Class C	(2,118,254)	(131,714)	(15,588)
Cost of shares redeemed - Class I	(7,841,253)	(1,004,740)	(4,159,236)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,095,400)	$(827,202)	$6,461,262

TOTAL INCREASE (DECREASE) IN NET ASSETS	$5,314,897	$(365,399)	$12,735,049
NET ASSETS, BEGINNING OF PERIOD	147,253,983	4,659,978	49,880,485
NET ASSETS, END OF PERIOD	$152,568,880	$4,294,579	$62,615,534

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2021 (unaudited)

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$821,612	$700,593	$581,801
Net realized gain (loss) from investment transactions	(337,682)	(5,677,754)	(511,266)
Net change in unrealized appreciation (depreciation) of investments	1,941,694	27,040,269	272,050
Net increase (decrease) in net assets resulting from operations	$2,425,624	$22,063,108	$342,585

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(541,397)	$(573,485)	$(2,004)
Distributions - Class C	(49,048)	(60,166)	0
Distributions - Class I	(229,653)	(102,942)	(757,983)
Total distributions	$(820,098)	$(736,593)	$(759,987)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,012,431	$1,561,222	$620,455
Proceeds from sale of shares - Class C	288,700	156,099	0
Proceeds from sale of shares - Class I	4,152,750	4,053,969	6,582,107
Proceeds from reinvested dividends - Class A	445,426	543,838	1,683
Proceeds from reinvested dividends - Class C	33,863	57,123	0
Proceeds from reinvested dividends - Class I	166,665	89,278	477,796
Cost of shares redeemed - Class A	(1,436,332)	(12,551,648)	0
Cost of shares redeemed - Class C	(126,401)	(1,336,494)	0
Cost of shares redeemed - Class I	(641,857)	(2,170,595)	(9,886,074)
Net increase (decrease) in net assets resulting from capital share transactions	$3,895,245	$(9,597,208)	$(2,204,033)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$5,500,771	$11,729,307	$(2,621,435)
NET ASSETS, BEGINNING OF PERIOD	37,225,674	88,483,593	34,755,741
NET ASSETS, END OF PERIOD	$42,726,445	$100,212,900	$32,134,306

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2020

	Dividend	Energized	Growth
	Harvest	Dividend	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,330,248	$305,826	$413,387
Net realized gain (loss) from investment transactions	(8,618,110)	(1,544,266)	1,058,855
Net change in unrealized appreciation (depreciation) of investments	(918,982)	(1,172,841)	3,499,036
Net increase (decrease) in net assets resulting from operations	$(4,206,844)	$(2,411,281)	$4,971,278

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(6,907,504)	$(132,821)	$(3,330,642)
Distributions - Class C	(1,072,262)	(10,545)	(58,407)
Distributions - Class I	(3,419,008)	(159,933)	(220,775)
Return of Capital - Class A	(114,082)	0	0
Return of Capital - Class C	(16,832)	0	0
Return of Capital - Class I	(56,106)	0	0
Total distributions	$(11,585,794)	$(303,299)	$(3,609,824)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,892,646	$633,399	$2,972,880
Proceeds from sale of shares - Class C	4,696,377	102,914	836,320
Proceeds from sale of shares - Class I	24,759,800	2,691,519	8,708,175
Proceeds from fund acquisition - Class A*	132,677	0	0
Proceeds from fund acquisition - Class I*	23,328,248	0	0
Proceeds from reinvested dividends - Class A	6,443,515	123,514	3,179,912
Proceeds from reinvested dividends - Class C	1,029,385	10,545	58,178
Proceeds from reinvested dividends - Class I	2,911,540	124,398	159,527
Cost of shares redeemed - Class A	(22,092,505)	(878,827)	(5,032,673)
Cost of shares redeemed - Class C	(3,593,992)	(92,374)	(70,516)
Cost of shares redeemed - Class I	(23,493,952)	(1,069,925)	(1,548,657)
Net increase (decrease) in net assets resulting from capital share transactions	$27,013,739	$1,645,163	$9,263,146

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,221,101	$(1,069,417)	$10,624,600
NET ASSETS, BEGINNING OF PERIOD	136,032,882	5,729,395	39,255,885
NET ASSETS, END OF PERIOD	$147,253,983	$4,659,978	$49,880,485

* Refer to Note 3 for information on fund acquisition.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2020

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,831,390	$2,743,301	$99,594
Net realized gain (loss) from investment transactions	171,128	(74,703,078)	12,225
Net change in unrealized appreciation (depreciation) of investments	(1,109,288)	11,522,856	51,121
Net increase (decrease) in net assets resulting from operations	$893,230	$(60,436,921)	$162,940

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,202,647)	$(3,125,824)	$(44)
Distributions - Class C	(149,397)	(238,035)	0
Distributions - Class I	(481,117)	(500,426)	(121,870)
Total distributions	$(1,833,161)	$(3,864,285)	$(121,914)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,000,960	$3,731,174	$0
Proceeds from sale of shares - Class C	501,788	2,722,788	0
Proceeds from sale of shares - Class I	6,055,163	4,182,793	16,582,914
Proceeds from reinvested dividends - Class A	992,286	2,968,237	14
Proceeds from reinvested dividends - Class C	114,235	225,031	0
Proceeds from reinvested dividends - Class I	388,147	417,972	65,319
Cost of shares redeemed - Class A	(2,978,216)	(43,162,691)	0
Cost of shares redeemed - Class C	(2,013,622)	(5,033,341)	0
Cost of shares redeemed - Class I	(5,951,183)	(10,066,047)	(2,986,023)
Net increase (decrease) in net assets resulting from capital share transactions	$109,558	$(44,014,084)	$13,662,224

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(830,373)	$(108,315,290)	$13,703,250
NET ASSETS, BEGINNING OF PERIOD	38,056,047	196,798,883	21,052,491
NET ASSETS, END OF PERIOD	$37,225,674	$88,483,593	$34,755,741

* For the period June 1, 2020 to July 31, 2020.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Short Term
Government
Fund
Year Ended
May 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$670,467
Net realized gain (loss) from investment transactions	9,066
Net change in unrealized appreciation (depreciation) of investments	(116,565)
Net increase (decrease) in net assets resulting from operations	$562,968

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A*	$(217)
Distributions - Class I	(718,637)
Total distributions	$(718,854)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A*	$14,520
Proceeds from sale of shares - Class I	8,448,253
Proceeds from reinvested dividends - Class A*	42
Proceeds from reinvested dividends - Class I	657,568
Cost of shares redeemed - Class A*	0
Cost of shares redeemed - Class I	(5,329,648)
Net increase (decrease) in net assets resulting from capital share transactions	$3,790,735

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,634,849
NET ASSETS, BEGINNING OF YEAR	17,417,642
NET ASSETS, END OF YEAR	$21,052,491

*Class A operations commenced on January 21, 2020.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks high current income with long term appreciation as a secondary objective. Integrity Energized Dividend Fund (the “Energized Dividend Fund”), a non-diversified fund, seeks long-term appreciation while providing high current income. Integrity ESG Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term growth through capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

On July 11, 2019, the Trust for Professional Managers Board of Trustees approved the reorganization of M.D. Sass Equity Income Plus Fund (“M.D. Sass Equity Fund”) into the Dividend Harvest Fund and the M.D. Sass Short Term Government Agency Fund (the “M.D. Sass S-T Gov Fund”) into the S-T Gov Fund. The reorganization was also approved by each Fund’s shareholders at a special meeting held on November 15, 2019.

The acquisition of M.D. Sass Equity Fund was accomplished by a tax-free exchange of 9,056 shares of Dividend Harvest Fund Class A (valued at $132,667) for 11,552 shares of M.D. Sass Equity Fund Investor Class, and 1,590,201 shares of Dividend Harvest Fund Class I (valued at $23,328,248) for 2,028,807 shares of M.D. Sass Equity Fund Institutional Class outstanding on January 17, 2020. M.D. Sass Equity Fund’s net assets on that date of $23,460,915 ($132,667 Investor Class and $23,328,248 Institutional Class), including $1,680,047 of unrealized appreciation, were combined with those of Dividend Harvest Fund. The aggregate net assets of Dividend Harvest Fund Class A, Class C, and Class I and M.D. Sass Equity Fund Investor Class and Institutional Class before the acquisition were $97,963,208, $17,028,796, $39,415,971, $132,667, and $23,328,248, respectively, including total value of investments which includes unrealized appreciation of $12,507,734 and $1,680,047 for M.D. Sass Equity Fund and $153,980,390 and $13,479,720 for Dividend Harvest Fund. The Dividend Harvest Fund elected to maintain the tax cost basis of the investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Expenses related to the merger were incurred by the Adviser. Total net assets of Dividend Harvest Fund immediately after the merger was $177,868,890. Assuming the merger had been completed on August 1, 2019 (the beginning of the annual reporting period for Dividend Harvest Fund), the Fund’s pro-forma results of operations for the year ended July 31, 2020 were as follows:

Net Investment Income	$5,550,259
Net Realized Losses and Unrealized Depreciation on Investments	($7,257,845)
Net Decrease in Net Assets	($1,707,586)

Effective at the close of business on January 17, 2020, the S-T Gov Fund acquired all of the assets and liabilities of the corresponding M.D. Sass S-T Gov Fund in a tax-free exchange for shares of beneficial interest of S-T Gov Fund. As a result of the reorganization, the S-T Gov Fund is the accounting successor of M.D. Sass S-T Gov Fund. The reorganization was accomplished by a tax-free exchange of shares of M.D. Sass S-T Gov Fund's shares, value at M.D. Sass S-T Gov Fund's net assets for the exact same shares and value of Integrity S-T Gov Fund's shares. For financial reporting purposes, assets received and shares issued by the S-T Gov Fund were recorded at fair value; however, the cost basis of the investments received from M.D. Sass S-T Gov Fund was carried forward to align ongoing reporting of S-T Gov Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the Shares outstanding, net assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income (loss) and Unrealized appreciation (depreciation) on investments were 1,671,762, $15,485,203, ($4,757,194), $46,989, and ($2,233,164).

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis (0.50% for MNA Resources Fund). Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic, 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year/period ended July 31, 2020, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Energized Dividend Fund and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. As of July 31, 2020, distributable earnings was decreased by $6,933,726 and paid in capital was increased by $6,933,726, for the Dividend Harvest Fund due to the acquisition referenced in Note 1.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of January 31, 2021:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
International Oncology Care Inc.	1,631	2/22/18	66,476	21,758
NMG Equity Shares	37	9/28/20	84	2,405

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2021:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$149,752,484	$0	$0	$149,752,484
Total	$149,752,484	$0	$0	$149,752,484

Energized Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,988,712	$0	$0	$3,988,712
Total	$3,988,712	$0	$0	$3,988,712

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$60,228,521	$0	$0	$60,228,521
Total	$60,228,521	$0	$0	$60,228,521

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$36,936,376	$33,148	$36,969,524
Common Stock	600,167	0	378,771	978,938
Convertible Preferred Stock	0	0	147,048	147,048
Warrants	0	0	19,734	19,734
Total	$600,167	$36,936,376	$578,701	$38,115,244

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$97,492,913	$0	$0	97,492,913
Total	$97,492,913	$0	$0	$97,492,913

S-T Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$27,289,063	$0	$27,289,063
U.S. Government Notes/Bonds	0	366,174	0	366,174
Short-Term Investments	3,838,213	0	0	3,838,213
Total	3,838,213	$27,655,237	$0	$31,493,450

Please refer to the Schedules of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the six months ended January 31, 2021, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

High Income Fund	Balance as 7/31/2020	Purchases	Sales	Realized Gain/(Loss)	Change in unrealized appreciation/ depreciation	Balance as 1/31/2021
Common Stock	$261,776	$24,414	($59,243)	($27,873)	$179,697	$378,771
Corporate Bonds	$0	$30,979	$0	$0	$2,169	$33,148
Convertible Preferred Stock	$68,250	$63,473	($11,296)	$8,796	$17,825	$147,048
Warrants	$12,592	$0	$0	$0	$7,142	$19,734

Asset Class	Fair Value at January 31, 2021	Valuation Technique	Unobservable Inputs	Range/Input	Impact to Valuation From Input Increases
Common Stock	$14,500	Market Comparable Transaction	Broker Quote	$250	Decrease
	$21,758	Market Comparable Companies	EBITDA Multiple	6.25x	Decrease
	$133,925	Market Comparable Transaction	Broker Quote	$6.28	Increase
	$205,416	Market Comparable Companies	EBITDA Multiple	7.4x	Increase
	$3,172	Market Comparable Transaction	Transaction Price	$1.20	Increase
	$378,771
Convertible Preferred Stock	$72,150	Market Comparable Transaction	Broker Quote	$1,950.00	Increase
	$74,898	Market Comparable Transaction	Broker Quote	$1.18	Increase
	$147,048
Warrants	$19,727	Market Comparable Transaction	Broker Quote	$11.75	Increase
	$7	Market Comparable Transaction	Option Value Price	$0.01	No change
	$19,734
Corporate Bonds	$33,148	Market Comparable Transaction	Broker Quote	$107.00	Increase

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2021, were as follows:

	Dividend	Energized	Growth &	High	MNA	Short Term
	Harvest	Dividend	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$32,493,871	$819,774	$10,572,591	$8,286,094	$37,675,675	$27,257,228
Sales	$38,050,253	$1,614,779	$1,112,867	$6,504,675	$46,674,828	$34,371,675

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/21:	Dividend	Energized	Growth &	High	MNA	S-T
	Harvest	Dividend	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	252,284	29,072	28,355	130,120	519,132	68,280
Shares issued from reinvestments	105,491	6,820	3,731	57,279	208,334	0
Shares redeemed	(811,990)	(43,842)	(38,402)	(183,916)	(4,459,118)	185
Net increase (decrease)	(454,215)	(7,950)	(6,316)	3,483	(3,731,652)	68,465

Class C
Shares sold	72,033	29,895	19,411	36,820	57,865	0
Shares issued from reinvestments	16,064	872	292	4,342	22,201	0
Shares redeemed	(159,883)	(19,312)	(226)	(16,215)	(473,233)	0
Net increase (decrease)	(71,786)	11,455	19,477	24,947	(393,167)	0

Class I
Shares sold	808,201	11,306	139,872	528,085	1,363,443	720,173
Shares issued from reinvestments	71,993	7,929	1,335	21,439	34,323	(1,081,853)
Shares redeemed	(588,710)	(152,308)	(64,736)	(82,488)	(799,759)	52,294
Net increase (decrease)	291,484	(133,073)	76,471	467,036	598,007	(309,386)

Year Ended 7/31/20:	Dividend	Energized	Growth &	High	MNA	S-T
	Harvest	Dividend	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund*
Shares sold	1,019,072	74,111	52,513	394,699	1,277,683	0
Shares issued from fund acquisition	9,056	0	0	0	0	0
Shares issued from reinvestments	462,287	14,480	52,866	131,654	928,156	2
Shares redeemed	(1,655,318)	(98,674)	(85,386)	(398,663)	(12,379,276)	0
Net increase (decrease)	(164,903)	(10,083)	19,993	127,690	(10,173,437)	2

Class C
Shares sold	356,351	19,095	14,517	64,870	1,040,911	0
Shares issued from reinvestments	74,111	1,318	982	15,080	74,995	0
Shares redeemed	(282,419)	(9,307)	(1,416)	(276,993)	(1,466,402)	0
Net increase (decrease)	148,043	11,106	14,083	(197,043)	(350,496)	0

Class I
Shares sold	1,904,533	316,265	153,533	794,874	1,400,447	1,802,311
Shares issued from fund acquisition	1,590,201	0	0	0	0	0
Shares issued from reinvestments	211,155	14,964	2,653	51,426	129,347	7,100
Shares redeemed	(1,785,029)	(148,136)	(28,033)	(810,282)	(2,906,335)	(324,240)
Net increase (decrease)	1,920,860	183,093	128,153	36,018	(1,376,541)	1,485,171

* For the period June 1, 2020 to July 31, 2020.

NOTE 6: Income Tax Information

At July 31, 2020, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Energized	Growth &	High	MNA	S-T
	Harvest	Dividend	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$142,271,356	$5,792,111	$29,935,861	$35,744,996	$98,702,698	$41,867,953
Unrealized appreciation	$10,313,316	$57,695	$15,255,462	$1,971,908	$1,230,857	$686,219
Unrealized depreciation	(5,679,451)	(1,527,873)	(912,073)	(2,975,341)	(14,804,005)	(2,868,693)
Net unrealized appreciation*	$4,633,865	$(1,470,178)	$14,343,389	$(1,003,433)	$(13,573,148)	$(2,182,474)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

	Dividend	Energized	Growth &	High	MNA	S-T
	Harvest	Dividend	Income	Income	Resources	Gov
Year ended 7/31/20:	Fund	Fund	Fund	Fund	Fund	Fund*
Ordinary Income	$6,011,695	$303,299	$563,342	$1,833,161	$3,864,284	$121,915
Return of Capital	187,020	0	0	0	0	0
Capital Gain	5,387,079	0	3,046,482	0	0	0
	$11,585,794	$303,299	$3,609,824	$1,833,161	$3,864,284	$121,915

Period ended 7/31/19:
Ordinary Income	$4,813,575	$465,611	$334,469	$1,643,551	$1,341,283
Capital Gain	6,680,514	98,356	1,727,254	0	0
Return of Capital	0	41,485	0	0	0
	$11,494,089	$605,452	$2,061,723	$1,643,551	$1,341,283

* For the period June 1, 2020 to July 31, 2020

The tax character of distributions paid by S-T Gov Fund for the years ended May 31, 2020 and May 31, 2019 was ordinary income in the amounts of $718,854 and $645,655, respectively.

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Energized	Growth &	High	MNA	S-T
	Harvest	Dividend	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$2,527	$241,438	$26,615	$18,583	$14,086
Distributions Payable				(28,386)
Undistributed capital gain	0	0	7,828	0	0	0

Capital loss carryforward	(6,735,932)	(1,854,195)	0	(719,879)	(234,272,651)	(4,810,273)
Post-October losses deferred ^	(10,207,748)	0	0	0	0	0
Unrealized appreciation/(depreciation)*	4,633,865	(1,470,178)	14,343,389	(1,003,433)	(13,573,148)	(2,182,474)
Total accumulated earnings/(deficit)	$(12,309,815)	$(3,321,846)	$14,592,655	$(1,725,083)	$(247,827,216)	$(6,978,661)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

^ Funds can elect to defer incurred capital losses that occur after October 31 within the fiscal year.

Such losses are deemed to arise on the first business day of the following fiscal year for tax purposes.

The Funds’ capital loss carryforward amounts as of July 31, 2020 are as follows:

	Dividend	Energized	Growth &	High	MNA	S-T
	Harvest	Dividend	Income	Income	Resources	Gov
	Fund*	Fund	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$6,735,932	$560,163	$0	$0	$122,116,402	$3,968,406
Non-expiring L-T losses	0	1,294,032	0	719,879	112,156,249	841,867
Total	$6,735,932	$1,854,195	$0	$719,879	$234,272,651	$4,810,273

Capital loss carryforward utilized	$0	$0	$0	$172,692	$0	$0

*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. For S-T Gov Fund, VFM began providing investment advisory and services effective January 18, 2020. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2021, the expense limitations may be terminated or revised for Dividend Harvest Fund, Energized Dividend Fund, Growth and Income Fund, High Income Fund, and MNA Resources Fund. After January 18, 2022, the expense limitations may be terminated or revised for the S-T Gov Fund. Expense limitations as of January 31, 2021, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Energized Dividend Fund	0.75%	1.05%	1.80%	0.80%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	0.99%	1.74%	0.74%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider’s fees before voluntarily or contractually waiving VFM’s management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2021			Payable 1/31/21
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$572,417	$408,364	$0	$100,360	$70,696	$0
Energized Dividend Fund	$16,711	$16,711	$30,184	$2,823	$2,823	$5,087
Growth & Income Fund	$272,944	$152,466	$0	$52,059	$27,440	$0
High Income Fund	$166,743	$130,543	$0	$30,080	$22,851	$0
MNA Resources Fund	$225,183	$77,359	$0	$44,427	$11,053	$0
S-T Gov Fund	$50,336	$50,336	$5,562	$8,059	$8,059	$1,059

There are no recoupment provisions in place for waived/reimbursed fees, except for S-T Gov Fund. For S-T Gov Fund, VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. $31,547 and $29,300 are subject to potential recovery by VFM but will expire during 2023.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2021			Payable 1/31/21
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$102,717	$0	$101,466	$17,465
Dividend Harvest Fund - C	$0	$431	$73,023	$12,372
Energized Dividend Fund - A	$4,596	$0	$2,295	$433
Energized Dividend Fund - C	$0	$90	$1,323	$306
Growth & Income Fund - A	$16,549	$0	$53,430	$9,557
Growth & Income Fund - C	$0	$0	$0	$0
High Income Fund - A	$11,092	$0	$32,438	$5,600
High Income Fund - C	$0	$0	$14,349	$2,576
MNA Resources Fund - A	$22,476	$0	$175,196	$33,681
MNA Resources Fund - C	$0	$70	$50,320	$9,796
S-T Gov Fund - A	$1,523	$0	$125	$67

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Fund’s average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2021		Payable 1/31/21
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$159,059	$131,048	$34,615	$22,810
Energized Dividend Fund	$11,098	$27,316	$2,427	$4,603
Growth & Income Fund	$61,954	$62,409	$13,112	$11,365
High Income Fund	$32,543	$51,660	$6,818	$9,031
MNA Resources Fund	$137,089	$87,248	$52,857	$16,516
S-T Gov Fund	$24,042	$41,594	$3,516	$6,810

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

NOTE 9: Covid-19 Risks

An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

INTEGRITY DIVIDEND HARVEST FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$12.71	$14.06	$14.24	$14.68	$14.33	$12.23	$12.64

Income (loss) from investment operations:
Net investment income (loss)	$0.25	$0.48	$0.44	$0.24	$0.41	$0.39	$0.37
Net realized and unrealized gain (loss) on investments (1)	0.73	(0.74)	0.66	(0.45)	1.16	2.15	(0.24)
Total from investment operations	$0.98	$(0.26)	$1.10	$(0.21)	$1.57	$2.54	$0.13

Less Distributions:
Dividends from net investment income	$(0.25)	$(0.49)	$(0.43)	$(0.23)	$(0.41)	$(0.39)	$(0.37)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	(0.59)	(0.85)	0.00	(0.81)	(0.05)	(0.17)
Total distributions	$(0.25)	$(1.09)	$(1.28)	$(0.23)	$(1.22)	$(0.44)	$(0.54)

NET ASSET VALUE, END OF PERIOD	$13.44	$12.71	$14.06	$14.24	$14.68	$14.33	$12.23

Total Return (excludes any applicable sales charge) #	7.81%	(2.39%)	8.75%	(1.39%)	11.10%	20.94%	1.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$79,296	$80,762	$91,602	$95,340	$111,696	$107,275	$43,425
Ratio of expenses to average net assets after waivers ^ (2)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.85%
Ratio of expenses to average net assets before waivers ^	1.49%	1.50%	1.51%	1.53%	1.49%	1.55%	1.58%
Ratio of net investment income to average net assets ^ (2)	3.82%	3.58%	3.17%	2.92%	2.88%	3.26%	3.18%
Portfolio turnover rate #	22.02%	51.62%	47.71%	23.05%	44.89%	25.56%	38.38%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven			Period
	Months	Year	Year	Months	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/3/15* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$12.61	$13.96	$14.15	$14.59	$14.26	$12.20	$12.54

Income (loss) from investment operations:
Net investment income (loss)	$0.20	$0.38	$0.34	$0.17	$0.31	$0.31	$0.18
Net realized and unrealized gain (loss) on investments (1)	0.73	(0.74)	0.65	(0.44)	1.14	2.11	(0.17)
Total from investment operations	$0.93	$(0.36)	$0.99	$(0.27)	$1.45	$2.42	$0.01

Less Distributions:
Dividends from net investment income	$(0.20)	$(0.39)	$(0.33)	$(0.17)	$(0.31)	$(0.31)	$(0.18)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	(0.59)	(0.85)	0.00	(0.81)	(0.05)	(0.17)
Total distributions	$(0.20)	$(0.99)	$(1.18)	$(0.17)	$(1.12)	$(0.36)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$13.34	$12.61	$13.96	$14.15	$14.59	$14.26	$12.20

Total Return (excludes any applicable sales charge) #	7.46%	(3.13%)	7.92%	(1.78%)	10.26%	20.01%	0.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,051	$14,194	$13,637	$14,014	$17,126	$10,392	$692
Ratio of expenses to average net assets after waivers ^ (2)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers ^	2.24%	2.25%	2.26%	2.28%	2.24%	2.30%	2.39%
Ratio of net investment income to average net assets ^ (2)	3.07%	2.83%	2.42%	2.17%	2.14%	2.40%	2.48%
Portfolio turnover rate #	22.02%	51.62%	47.71%	23.05%	44.89%	25.56%	38.38%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$12.72	$14.07	$14.25	$14.69	$14.34	$13.96

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.51	$0.48	$0.26	$0.45	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.74	(0.74)	0.66	(0.46)	1.16	0.43
Total from investment operations	$1.01	$(0.23)	$1.14	$(0.20)	$1.61	$0.65

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.52)	$(0.47)	$(0.24)	$(0.45)	$(0.22)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	(0.59)	(0.85)	0.00	(0.81)	(0.05)
Total distributions	$(0.27)	$(1.12)	$(1.32)	$(0.24)	$(1.26)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$13.46	$12.72	$14.07	$14.25	$14.69	$14.34

Total Return (excludes any applicable sales charge) #	8.03%	(2.14%)	9.01%	(1.26%)	11.37%	4.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,222	$52,298	$30,794	$21,565	$21,252	$5,904
Ratio of expenses to average net assets after waivers ^ (2)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers ^	1.24%	1.25%	1.26%	1.28%	1.24%	1.31%
Ratio of net investment income to average net assets ^ (2)	4.07%	3.83%	3.42%	3.18%	3.14%	3.22%
Portfolio turnover rate #	22.02%	51.62%	47.71%	23.05%	44.89%	25.56%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ENERGIZED DIVIDEND FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	5/2/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$6.43	$10.60	$12.81	$12.43	$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	$0.48	$0.50	$0.27	$0.50	$0.34
Net realized and unrealized gain (loss) on investments (1)	0.77	(4.18)	(1.53)	0.37	1.42	1.63
Total from investment operations	$0.95	$(3.70)	$(1.03)	$0.64	$1.92	$1.97

Less Distributions:
Dividends from net investment income	$(0.17)	$(0.47)	$(0.52)	$(0.26)	$(0.50)	$(0.34)
Distributions from net realized gains	0.00	0.00	(0.57)	0.00	(0.36)	(0.26)
Returns of capital	0.00	0.00	(0.09)	0.00	0.00	0.00
Total distributions	$(0.17)	$(0.47)	$(1.18)	$(0.26)	$(0.86)	$(0.60)

NET ASSET VALUE, END OF PERIOD	$7.21	$6.43	$10.60	$12.81	$12.43	$11.37

Total Return (excludes any applicable sales charge) #	15.31%	(36.02%)	(7.18%)	5.36%	17.47%	19.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,996	$1,829	$3,121	$3,286	$2,321	$1,198
Ratio of expenses to average net assets after waivers ^ (2)(3)	1.05%	0.99%	0.67%	0.51%	0.35%	0.17%
Ratio of expenses to average net assets before waivers ^	3.16%	2.84%	2.75%	2.48%	4.49%	8.39%
Ratio of net investment income to average net assets ^ (2)	5.29%	5.49%	4.45%	3.89%	5.12%	5.13%
Portfolio turnover rate #	20.11%	49.17%	52.37%	13.33%	60.18%	30.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
(3)	The voluntary waiver, based on average net assets, amounted to 0.88%, 0.70%, 0.55%, 0.38%, and 0.06% for the periods ended 12/30/16, 12/31/17, 7/31/18, 7/31/19, and 7/31/20 respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ENERGIZED DIVIDEND FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	5/2/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$6.41	$10.56	$12.77	$12.40	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	$0.39	$0.42	$0.22	$0.43	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.78	(4.14)	(1.53)	0.37	1.40	1.62
Total from investment operations	$0.93	$(3.75)	$(1.11)	$0.59	$1.83	$1.91

Less Distributions:
Dividends from net investment income	$(0.15)	$(0.40)	$(0.44)	$(0.22)	$(0.43)	$(0.29)
Distributions from net realized gains	0.00	0.00	(0.57)	0.00	(0.36)	(0.26)
Returns of capital	0.00	0.00	(0.09)	0.00	0.00	0.00
Total distributions	$(0.15)	$(0.40)	$(1.10)	$(0.22)	$(0.79)	$(0.55)

NET ASSET VALUE, END OF PERIOD	$7.19	$6.41	$10.56	$12.77	$12.40	$11.36

Total Return (excludes any applicable sales charge) #	14.73%	(36.37%)	(7.94%)	4.90%	16.64%	19.300%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$374	$260	$311	$379	$292	$114
Ratio of expenses to average net assets after waivers ^ (2)(3)	1.80%	1.74%	1.42%	1.25%	1.10%	0.91%
Ratio of expenses to average net assets before waivers ^	3.89%	3.64%	3.51%	3.22%	5.17%	12.55%
Ratio of net investment income to average net assets ^ (2)	4.07%	4.74%	3.70%	3.16%	5.03%	4.14%
Portfolio turnover rate #	20.11%	49.17%	52.37%	13.33%	60.18%	30.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
(3)	The voluntary waiver, based on average net assets, amounted to 0.88%, 0.70%, 0.55%, 0.38%, and 0.06% for the periods ended 12/30/16, 12/31/17, 7/31/18, 7/31/19, and 7/31/20 respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ENERGIZED DIVIDEND FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$6.43	$10.60	$12.82	$12.43	$11.37	$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.18	$0.48	$0.54	$0.29	$0.53	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.78	(4.16)	(1.55)	0.38	1.42	1.68
Total from investment operations	$0.96	$(3.68)	$(1.01)	$0.67	$1.95	$1.95

Less Distributions:
Dividends from net investment income	$(0.18)	$(0.49)	$(0.55)	$(0.28)	$(0.53)	$(0.27)
Distributions from net realized gains	0.00	0.00	(0.57)	0.00	(0.36)	(0.26)
Returns of capital	0.00	0.00	(0.09)	0.00	0.00	0.00
Total distributions	$(0.18)	$(0.49)	$(1.21)	$(0.28)	$(0.89)	$(0.53)

NET ASSET VALUE, END OF PERIOD	$7.21	$6.43	$10.60	$12.82	$12.43	$11.37

Total Return (excludes any applicable sales charge) #	15.28%	(35.76%)	(7.02%)	5.57%	17.74%	19.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,924	$2,571	$2,297	$3,651	$2,938	$395
Ratio of expenses to average net assets after waivers ^ (2)(3)	0.80%	0.74%	0.42%	0.25%	0.10%	0.00%
Ratio of expenses to average net assets before waivers ^	2.90%	2.61%	2.46%	2.23%	3.72%	5.54%
Ratio of net investment income to average net assets ^ (2)	5.54%	5.74%	4.70%	4.16%	11.66%	6.90%
Portfolio turnover rate #	20.11%	49.17%	52.37%	13.33%	60.18%	30.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
(3)	The voluntary waiver, based on average net assets, amounted to 0.88%, 0.70%, 0.55%, 0.38%, and 0.06% for the periods ended 12/30/16, 12/31/17, 7/31/18, 7/31/19, and 7/31/20 respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$60.74	$59.55	$56.62	$53.51	$48.38	$45.07	$47.03

Income (loss) from investment operations:
Net investment income (loss)	$0.20	$0.57	$0.62	$0.27	$0.58	$0.71	$0.35
Net realized and unrealized gain (loss) on investments (1)	8.29	6.17	5.57	2.84	8.46	3.72	(1.33)
Total from investment operations	$8.49	$6.74	$6.19	$3.11	$9.04	$4.43	$(0.98)

Less Distributions:
Dividends from net investment income	$(0.42)	$(0.83)	$(0.32)	$0.00	$(0.58)	$(0.71)	$(0.35)
Distributions from net realized gains	(0.02)	(4.72)	(2.94)	0.00	(3.33)	(0.41)	(0.63)
Total distributions	$(0.44)	$(5.55)	$(3.26)	$0.00	$(3.91)	$(1.12)	$(0.98)

NET ASSET VALUE, END OF PERIOD	$68.79	$60.74	$59.55	$56.62	$53.51	$48.38	$45.07

Total Return (excludes any applicable sales charge) #	13.96%	11.42%	12.21%	5.81%	18.68%	9.81%	(2.10%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,213	$39,422	$37,464	$34,948	$34,600	$32,933	$35,689
Ratio of expenses to average net assets after waivers ^ (2)	1.24%	1.24%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waivers ^	1.82%	1.87%	1.93%	1.93%	1.95%	1.92%	1.84%
Ratio of net investment income to average net assets ^ (2)	0.59%	0.98%	1.11%	0.85%	1.07%	1.40%	0.77%
Portfolio turnover rate #	2.21%	11.44%	14.11%	5.99%	32.42%	50.94%	49.88%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven			Period
	Months	Year	Year	Months	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/3/15* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$59.67	$58.95	$56.45	$53.49	$48.38	$45.01	$49.50

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.70	$0.75	$0.12	$0.17	$0.37	$0.27
Net realized and unrealized gain (loss) on investments (1)	7.98	5.73	5.14	2.84	8.44	3.78	(3.86)
Total from investment operations	$8.26	$6.43	$5.89	$2.96	$8.61	$4.15	$(3.59)

Less Distributions:
Dividends from net investment income	$(0.57)	$(0.99)	$(0.45)	$0.00	$(0.17)	$(0.37)	$(0.27)
Distributions from net realized gains	(0.02)	(4.72)	(2.94)	0.00	(3.33)	(0.41)	(0.63)
Total distributions	$(0.59)	$(5.71)	$(3.39)	$0.00	$(3.50)	$(0.78)	$(0.90)

NET ASSET VALUE, END OF PERIOD	$67.34	$59.67	$58.95	$56.45	$53.49	$48.38	$45.01

Total Return (excludes any applicable sales charge) #	13.83%	10.97%	11.74%	5.53%	17.79%	9.18%	(7.25%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,543	$1,092	$248	$195	$225	$182	$168
Ratio of expenses to average net assets after waivers ^ (2)	1.57%	1.62%	1.68%	1.70%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers ^	1.57%	1.62%	1.68%	1.74%	2.70%	2.68%	2.66%
Ratio of net investment income (loss) to average net assets ^ (2)	0.84%	1.23%	1.36%	0.39%	0.33%	0.64%	(0.01%)
Portfolio turnover rate #	2.21%	11.44%	14.11%	5.99%	32.42%	50.94%	49.88%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$60.80	$59.61	$56.68	$53.49	$48.36	$48.11

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.71	$0.76	$0.34	$0.72	$0.80
Net realized and unrealized gain (loss) on investments (1)	8.30	6.19	5.58	2.85	8.46	0.66
Total from investment operations	$8.59	$6.90	$6.34	$3.19	$9.18	$1.46

Less Distributions:
Dividends from net investment income	$(0.57)	$(0.99)	$(0.47)	$0.00	$(0.72)	$(0.80)
Distributions from net realized gains	(0.02)	(4.72)	(2.94)	0.00	(3.33)	(0.41)
Total distributions	$(0.59)	$(5.71)	$(3.41)	$0.00	$(4.05)	$(1.21)

NET ASSET VALUE, END OF PERIOD	$68.80	$60.80	$59.61	$56.68	$53.49	$48.36

Total Return (excludes any applicable sales charge) #	14.11%	11.68%	12.51%	5.96%	18.96%	3.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,859	$9,367	$1,544	$741	$690	$228
Ratio of expenses to average net assets after waivers ^ (2)	0.99%	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers ^	1.57%	1.62%	1.68%	1.68%	1.69%	1.70%
Ratio of net investment income to average net assets ^ (2)	0.84%	1.23%	1.36%	1.08%	1.30%	1.50%
Portfolio turnover rate #	2.21%	11.44%	14.11%	5.99%	32.42%	50.94%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$7.65	$7.77	$7.66	$7.80	$7.66	$7.03	$7.75

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.37	$0.39	$0.23	$0.37	$0.39	$0.40
Net realized and unrealized gain (loss) on investments (1)	0.32	(0.12)	0.11	(0.14)	0.14	0.63	(0.72)
Total from investment operations	$0.48	$0.25	$0.50	$0.09	$0.51	$1.02	$(0.32)

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.37)	$(0.39)	$(0.23)	$(0.37)	$(0.39)	$(0.40)
Total distributions	$(0.16)	$(0.37)	$(0.39)	$(0.23)	$(0.37)	$(0.39)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$7.97	$7.65	$7.77	$7.66	$7.80	$7.66	$7.03

Total Return (excludes any applicable sales charge) #	6.39%	3.37%	6.74%	1.21%	6.78%	14.90%	(4.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$26,395	$25,309	$24,704	$24,099	$24,628	$25,524	$24,338
Ratio of expenses to average net assets after waivers ^ (2)	0.99%	0.95%	0.89%	0.89%	1.13%	1.15%	1.15%
Ratio of expenses to average net assets before waivers ^	1.65%	1.69%	1.74%	1.73%	1.71%	1.72%	1.66%
Ratio of net investment income to average net assets ^ (2)	4.17%	4.86%	5.10%	5.18%	4.80%	5.34%	5.20%
Portfolio turnover rate #	18.17%	35.02%	28.24%	16.50%	29.22%	27.61%	40.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$7.67	$7.78	$7.68	$7.82	$7.68	$7.05	$7.77

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.31	$0.33	$0.20	$0.31	$0.34	$0.34
Net realized and unrealized gain (loss) on investments (1)	0.32	(0.11)	0.10	(0.14)	0.14	0.63	(0.72)
Total from investment operations	$0.45	$0.20	$0.43	$0.06	$0.45	$0.97	$(0.38)

Less Distributions:
Dividends from net investment income	$(0.13)	$(0.31)	$(0.33)	$(0.20)	$(0.31)	$(0.34)	$(0.34)
Total distributions	$(0.13)	$(0.31)	$(0.33)	$(0.20)	$(0.31)	$(0.34)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$7.99	$7.67	$7.78	$7.68	$7.82	$7.68	$7.05

Total Return (excludes any applicable sales charge) #	5.98%	2.74%	5.81%	0.78%	5.98%	14.02%	(5.12%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,068	$2,753	$4,329	$4,813	$5,397	$5,293	$5,670
Ratio of expenses to average net assets after waivers ^ (2)	1.74%	1.70%	1.64%	1.64%	1.88%	1.90%	1.90%
Ratio of expenses to average net assets before waivers ^	2.40%	2.44%	2.49%	2.48%	2.46%	2.47%	2.40%
Ratio of net investment income to average net assets ^ (2)	3.43%	4.11%	4.35%	4.43%	4.03%	4.59%	4.43%
Portfolio turnover rate #	18.17%	35.02%	28.24%	16.50%	29.22%	27.61%	40.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$7.64	$7.76	$7.66	$7.80	$7.65	$7.52

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.39	$0.41	$0.24	$0.39	$0.16
Net realized and unrealized gain (loss) on investments (1)	0.32	(0.12)	0.10	(0.14)	0.15	0.13
Total from investment operations	$0.49	$0.27	$0.51	$0.10	$0.54	$0.29

Less Distributions:
Dividends from net investment income	$(0.17)	$(0.39)	$(0.41)	$(0.24)	$(0.39)	$(0.16)
Total distributions	$(0.17)	$(0.39)	$(0.41)	$(0.24)	$(0.39)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$7.96	$7.64	$7.76	$7.66	$7.80	$7.65

Total Return (excludes any applicable sales charge) #	6.53%	3.63%	6.87%	1.36%	7.19%	3.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$13,264	$9,163	$9,023	$2,709	$2,598	$648
Ratio of expenses to average net assets after waivers ^ (2)	0.74%	0.70%	0.64%	0.64%	0.87%	0.90%
Ratio of expenses to average net assets before waivers ^	1.40%	1.44%	1.49%	1.48%	1.46%	1.49%
Ratio of net investment income to average net assets ^ (2)	4.42%	5.11%	5.35%	5.43%	5.04%	5.18%
Portfolio turnover rate #	18.17%	35.02%	28.24%	16.50%	29.22%	27.61%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$2.59	$4.28	$5.60	$5.48	$5.93	$4.31	$5.80

Income (loss) from investment operations:
Net investment income (loss)	$0.02	$0.07	$0.04	$0.01	$0.01	$0.01	$0.03
Net realized and unrealized gain (loss) on investments (1)	0.69	(1.66)	(1.34)	0.11	(0.45)	1.62	(1.49)
Total from investment operations	$0.71	$(1.59)	$(1.30)	$0.12	$(0.44)	$1.63	$(1.46)

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.10)	$(0.02)	$0.00	$(0.01)	$(0.01)	$(0.03)
Total distributions	$(0.02)	$(0.10)	$(0.02)	$0.00	$(0.01)	$(0.01)	$(0.03)

NET ASSET VALUE, END OF PERIOD	$3.28	$2.59	$4.28	$5.60	$5.48	$5.93	$4.31

Total Return (excludes any applicable sales charge) #	27.76%	(37.47%)	(23.11%)	2.19%	(7.48%)	37.82%	(25.16%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$75,802	$69,684	$158,438	$282,793	$339,385	$592,629	$490,052
Ratio of expenses to average net assets after waivers ^ (2)	1.50%	1.50%	1.50%	1.49%	1.47%	1.46%	1.44%
Ratio of expenses to average net assets before waivers ^	1.67%	1.59%	1.53%	1.49%	1.47%	1.47%	1.44%
Ratio of net investment income (loss) to average net assets ^ (2)	1.56%	2.09%	0.79%	0.19%	0.15%	0.17%	0.52%
Portfolio turnover rate #	44.22%	79.67%	70.73%	43.01%	41.31%	55.17%	63.76%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$2.57	$4.23	$5.53	$5.43	$5.89	$4.30	$5.79

Income (loss) from investment operations:
Net investment income (loss)	$0.01	$0.05	$0.01	$(0.01)	$(0.02)	$(0.02)	$0.01
Net realized and unrealized gain (loss) on investments (1)	0.69	(1.64)	(1.31)	0.11	(0.44)	1.61	(1.49)
Total from investment operations	$0.70	$(1.59)	$(1.30)	$0.10	$(0.46)	$1.59	$(1.48)

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.07)	$0.00	$0.00	$0.00	$0.00	$(0.01)
Total distributions	$(0.02)	$(0.07)	$0.00	$0.00	$0.00	$0.00	$(0.01)

NET ASSET VALUE, END OF PERIOD	$3.25	$2.57	$4.23	$5.53	$5.43	$5.89	$4.30

Total Return (excludes any applicable sales charge) #	27.27%	(37.78%)	(23.51%)	1.84%	(7.81%)	36.98%	(25.52%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,011	$9,730	$17,463	$31,899	$37,629	$51,909	$38,170
Ratio of expenses to average net assets after waivers ^ (2)	2.00%	2.00%	2.00%	1.99%	1.97%	1.96%	1.94%
Ratio of expenses to average net assets before waivers ^	2.17%	2.09%	2.03%	1.99%	1.97%	1.97%	1.94%
Ratio of net investment income (loss) to average net assets ^ (2)	1.06%	1.58%	0.29%	(0.32%)	(0.34%)	(0.33%)	0.03%
Portfolio turnover rate #	44.22%	79.67%	70.73%	43.01%	41.31%	55.17%	63.76%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$2.57	$4.26	$5.60	$5.47	$5.92	$4.74

Income (loss) from investment operations:
Net investment income (loss)	$0.03	$0.09	$0.06	$0.02	$0.04	$0.03
Net realized and unrealized gain (loss) on investments (1)	0.68	(1.64)	(1.35)	0.11	(0.45)	1.19
Total from investment operations	$0.71	$(1.55)	$(1.29)	$0.13	$(0.41)	$1.22

Less Distributions:
Dividends from net investment income	$(0.03)	$(0.14)	$(0.05)	$0.00	$(0.04)	$(0.03)
Total distributions	$(0.03)	$(0.14)	$(0.05)	$0.00	$(0.04)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$3.25	$2.57	$4.26	$5.60	$5.47	$5.92

Total Return (excludes any applicable sales charge) #	27.91%	(37.04%)	(22.84%)	2.38%	(6.92%)	25.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$ 13,399	$9,069	$20,898	$44,757	$60,562	$14,891
Ratio of expenses to average net assets after waivers ^ (2)	1.00%	1.00%	1.00%	0.99%	0.97%	0.97%
Ratio of expenses to average net assets before waivers ^	1.17%	1.09%	1.03%	0.99%	0.97%	0.97%
Ratio of net investment income to average net assets ^ (2)	2.06%	2.59%	1.29%	0.69%	0.71%	0.67%
Portfolio turnover rate #	44.22%	79.67%	70.73%	43.01%	41.31%	55.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Two	Period
	Months	Months	From
	Ended	Ended	1/21/20* to
	1/31/21+	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$9.21	$9.26

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.02	$0.09
Net realized and unrealized gain (loss) on investments (1)	(0.07)	0.02	0.02
Total from investment operations	$0.08	$0.04	$0.11

Less Distributions:
Dividends from net investment income	$(0.20)	$(0.03)	$(0.16)
Total distributions	$(0.20)	$(0.03)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$9.10	$9.22	$9.21

Total Return (excludes any applicable sales charge) #	0.86%	0.41%	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$638	$15	$15
Ratio of expenses to average net assets after waivers ^ (2)	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers ^	1.12%	1.33%	1.28%
Ratio of net investment income (loss) to average net assets ^ (2)	3.30%	1.53%	2.68%
Portfolio turnover rate #	81.45%	16.03%	65.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Two
	Months	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$9.21	$9.30	$9.36	$9.51	$9.75	$9.91

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.03	$0.36	$0.29	$0.26	$0.25	$0.15
Net realized and unrealized gain (loss) on investments (1)	(0.07)	0.01	(0.05)	(0.05)	(0.11)	(0.19)	(0.11)
Total from investment operations	$0.09	$0.04	$0.31	$0.24	$0.15	$0.06	$0.04

Less Distributions:
Dividends from net investment income	$(0.21)	$(0.03)	$(0.40)	$(0.30)	$(0.30)	$(0.30)	$(0.20)
Total distributions	$(0.21)	$(0.03)	$(0.40)	$(0.30)	$(0.30)	$(0.30)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.10	$9.22	$9.21	$9.30	$9.36	$9.51	$9.75

Total Return (excludes any applicable sales charge) #	0.97%	0.46%	3.25%	2.66%	1.60%	0.64%	0.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$31,497	$34,741	$21,038	$17,418	$23,429	$36,394	$97,164
Ratio of expenses to average net assets after waivers ^ (2)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.58%
Ratio of expenses to average net assets before waivers ^	0.86%	1.08%	1.21%	1.24%	0.90%	0.64%	0.59%
Ratio of net investment income (loss) to average net assets ^ (2)	3.54%	1.78%	3.88%	3.11%	2.71%	2.59%	1.51%
Portfolio turnover rate #	81.45%	16.03%	65.85%	15.24%	98.95%	164.31%	182.08%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During	Expense
		7/31/20	1/31/21	Period*	Ratio
Integrity Dividend Harvest Fund	Actual - Class A	$1,000.00	$1,078.10	$4.98	0.95%
	Actual - Class C	$1,000.00	$1,074.60	$8.89	1.70%
	Actual - Class I	$1,000.00	$1,080.30	$3.67	0.70%
	Hypothetical - Class A	$1,000.00	$1,020.42	$4.84	0.95%
	Hypothetical - Class C	$1,000.00	$1,016.64	$8.64	1.70%
	Hypothetical - Class I	$1,000.00	$1,021.68	$3.57	0.70%
Integrity Energized Dividend Fund	Actual - Class A	$1,000.00	$1,153.10	$5.70	1.05%
	Actual - Class C	$1,000.00	$1,147.30	$9.74	1.80%
	Actual - Class I	$1,000.00	$1,152.80	$4.34	0.80%
	Hypothetical - Class A	$1,000.00	$1,019.91	$5.35	1.05%
	Hypothetical - Class C	$1,000.00	$1,016.13	$9.15	1.80%
	Hypothetical - Class I	$1,000.00	$1,021.17	$4.08	0.80%
Integrity Growth & Income Fund	Actual - Class A	$1,000.00	$1,139.60	$6.69	1.24%
	Actual - Class C	$1,000.00	$1,138.30	$8.46	1.57%
	Actual - Class I	$1,000.00	$1,141.10	$5.34	0.99%
	Hypothetical - Class A	$1,000.00	$1,018.95	$6.31	1.24%
	Hypothetical - Class C	$1,000.00	$1,017.29	$7.98	1.57%
	Hypothetical - Class I	$1,000.00	$1,020.21	$5.04	0.99%
Integrity High Income Fund	Actual - Class A	$1,000.00	$1,063.90	$5.15	0.99%
	Actual - Class C	$1,000.00	$1,059.80	$9.03	1.74%
	Actual - Class I	$1,000.00	$1,065.30	$3.85	0.74%
	Hypothetical - Class A	$1,000.00	$1,020.21	$5.04	0.99%
	Hypothetical - Class C	$1,000.00	$1,016.43	$8.84	1.74%
	Hypothetical - Class I	$1,000.00	$1,021.48	$3.77	0.74%
Integrity Mid-North American Resources Fund	Actual - Class A	$1,000.00	$1,277.60	$8.61	1.50%
	Actual - Class C	$1,000.00	$1,272.70	$11.46	2.00%
	Actual - Class I	$1,000.00	$1,279.10	$5.74	1.00%
	Hypothetical - Class A	$1,000.00	$1,017.64	$7.63	1.50%
	Hypothetical - Class C	$1,000.00	$1,015.12	$10.16	2.00%
	Hypothetical - Class I	$1,000.00	$1,020.16	$5.09	1.00%
Integrity Short Term Government Fund	Actual - Class A	$1,000.00	$1,008.60	$4.05	0.80%
	Actual - Class I	$1,000.00	$1,009.70	$2.79	0.55%
	Hypothetical - Class A	$1,000.00	$1,021.17	$4.08	0.80%
	Hypothetical - Class I	$1,000.00	$1,022.43	$2.80	0.55%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT and SUB-ADVISORY AGREEMENTS (unaudited)

At a meeting held on November 2, 2020, the Board of Trustees (the “Board” or the “Trustees”) of the Integrity Funds (the “Trust”), including a majority of the trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), renewed the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a Fund, and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”), between the Adviser and J.P. Morgan Investment Management Inc. (“JPMIM” or the “Sub-Adviser”) with respect to Integrity High Income Fund. The Board considered information received and discussions held at the November 2, 2020 Board meeting and, with respect to the Independent Trustees, discussions held at the October 12, 2020 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement and the Sub-Advisory Agreement with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by the Adviser and Sub-Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory and Sub-Advisory Agreements for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has been meeting its investment objective(s). In this regard, the Board made the following observations:

As of July 31, 2020, the Morningstar risk rating for Class A shares of: (1) Integrity ESG Growth & Income Fund was below average for the 3- and 5-year year periods, and above average for the 10-year period; (2) Integrity Mid-North American Resources Fund was average for the 3- and 10-year periods, and below average for the 5-year period; (3) Integrity High Income Fund was average for the 3-, and 5-year periods, and below average for the 10-year period; (4) Integrity Dividend Harvest Fund was low for the 3- and 5-year periods; and (5) Integrity Energized Dividend Fund was below average for the 3-year period.

As of July 31, 2020, the Morningstar return rating for Class A shares of: (1) Integrity ESG Growth & Income Fund was high for the 3-year period, and average for the 5- and 10-year periods; (2) Integrity Mid-North American Resources Fund was average for the 3- and 5-year periods, and above average for the 10-year period; (3) Integrity High Income Fund was above average for the 3-, 5- and 10-year periods (4) Integrity Dividend Harvest Fund was average for the 3-year period and above average for the 5-year period; and (5) Integrity Energized Dividend Fund was high for the 3-year period.

As of July 31, 2020, the Fund performance for Class A shares of: (1) Integrity ESG Growth & Income Fund was below its index for the 1-, 5-, and 10-year periods, and above its index for the 3-year period, above its category median for the 1-, 3-, 5-, and 10-year periods; (2) Integrity Mid-North America Resources Fund was below its index for the 1- 3- 5- and 10-year periods, near its category median for 1-year period and above its category median for the 3-, 5-, and 10-year periods; (3) Integrity High Income Fund was below its index for the 1-, 3-, 5-, and 10-year periods, and above its category median for the 1-, 3-, 5- and 10-year periods; (4) Integrity Dividend Harvest Fund was above its index for the 1-, 3-, and 5--year periods, and above its category median for the 1-, 3-, and 5-year periods; and (5) Integrity Energized Dividend Fund was below its index for the 1- and 3-year periods, and above its category median for the 1- and 3-year periods.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2019 and the six months ended June 30, 2020. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreements was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Funds would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and that the size of the Fund had not reached an asset level to benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board noted a general decline in assets since the last contract renewal. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A and Class I shares of each Fund to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that (1) the net operating expense ratio of 0.99% for Class A shares, and 0.74% for Class I shares of Integrity High Income Fund is comparable to that of other similar funds; (2) the net operating expense ratio of 1.25% for Class A shares and 1.00% for Class I shares of Integrity ESG Growth & Income Fund is comparable to that of other similar funds; (3) the net operating expense ratio of 0.95% for Class A shares and 0.70% for Class I shares of Integrity Dividend Harvest Fund is comparable to that of other similar funds; (4) the net operating expense ratio of 1.50% for Class A shares and 1.00% for Class I shares of Integrity Mid-North American Resources Fund is comparable to that of other similar funds; and (5) the net operating expense ratio of 1.05% for Class A shares and 0.80% for Class I shares of Integrity Energized Dividend Fund is comparable to that of other similar funds.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. In addition, the Board considered the Adviser’s soft dollar arrangements with respect to securities trading in the Funds (other than Integrity High Income Fund), noting that the Adviser obtains research, security data, analytics and portfolio screening through such arrangements. With respect to Integrity High Income Fund, the Board noted that the Adviser currently engages the Sub-Adviser, and therefore will not benefit from the use of soft dollars. The Board considered the forgoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board noted that its discussion in this regard was premised on numerous factors including the nature, extent and quality of the services provided by Viking, Viking’s resources, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

Sub-Advisory Agreement with JPMIM

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and JPMIM with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by JPMIM, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by JPMIM. In this regard, the Board considered that, under the Sub-Advisory Agreement, JPMIM is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board noted the history and investment experience of JPMIM and reviewed the qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel. The Board considered JPMIM’s significant expertise in managing high yield corporate bond portfolios and investment style. The Board also considered the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by JPMIM are satisfactory.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to JPMIM as compared to fees paid by other similar funds and accounts sub-advised by JPMIM reflected that the fees charged by the Sub-Adviser to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board received and considered financial statements of JPMIM. The Board considered that JPMIM was part of a large global organization and that the revenues from its relationship with the Fund constituted a relatively small portion of its overall revenues. Accordingly, the Board determined that the profitability to JPMIM was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to renew the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, extent and quality of the services provided by JPMIM, JPMIM’s resources, the strategic plan involving the Fund, and the potential for increased distribution and growth of the Fund. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios are available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of their prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity ESG Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota

Viking Tax-Free Fund for Montana

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2021

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 1, 2021